FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

WRL Series Annuity Account

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® VIP Contrafund® Service Class 2	TA BlackRock Government Money Market Service Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
Fidelity® VIP Growth Opportunities Service Class 2	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock iShares Edge 40 Initial Class
ProFund Access VP High Yield	TA BlackRock iShares Edge 40 Service Class
ProFund VP Asia 30	TA BlackRock Real Estate Securities Initial Class
ProFund VP Bull	TA BlackRock Real Estate Securities Service Class
ProFund VP Communication Services	TA BlackRock Tactical Allocation Service Class
ProFund VP Consumer Discretionary	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Emerging Markets	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Energy	TA International Focus Initial Class
ProFund VP Europe 30	TA International Focus Service Class
ProFund VP Falling U.S. Dollar	TA Janus Balanced Service Class
ProFund VP Financials	TA Janus Mid-Cap Growth Initial Class
ProFund VP Government Money Market	TA Janus Mid-Cap Growth Service Class
ProFund VP International	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Materials	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Moderate Initial Class
ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Precious Metals	TA JPMorgan Asset Allocation - Moderate Growth Initial Class

ProFund VP Short Emerging Markets	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Short International	TA JPMorgan Enhanced Index Initial Class
ProFund VP Short NASDAQ-100	TA JPMorgan Enhanced Index Service Class
ProFund VP Short Small-Cap	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Small-Cap	TA JPMorgan International Moderate Growth Service Class
ProFund VP Small-Cap Value	TA JPMorgan Mid Cap Value Initial Class
ProFund VP U.S. Government Plus	TA JPMorgan Mid Cap Value Service Class
ProFund VP UltraSmall-Cap	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Utilities	TA JPMorgan Tactical Allocation Service Class
TA Aegon Bond Initial Class	TA Multi-Managed Balanced Initial Class
TA Aegon Bond Service Class	TA Multi-Managed Balanced Service Class
TA Aegon Core Bond Initial Class	TA PIMCO Tactical - Balanced Service Class
TA Aegon Core Bond Service Class	TA PIMCO Tactical - Conservative Service Class
TA Aegon High Yield Bond Initial Class	TA PIMCO Tactical - Growth Service Class
TA Aegon High Yield Bond Service Class	TA Small/Mid Cap Value Initial Class
TA Aegon Sustainable Equity Income Initial Class	TA Small/Mid Cap Value Service Class
TA Aegon Sustainable Equity Income Service Class	TA T. Rowe Price Small Cap Initial Class
TA Aegon U.S. Government Securities Initial Class	TA T. Rowe Price Small Cap Service Class
TA Aegon U.S. Government Securities Service Class	TA WMC US Growth Initial Class
TA BlackRock Government Money Market Initial Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Contrafund® Service Class 2	455,377.790	$16,305,067	$21,325,342	$(260)	$21,325,082	453,410	$20.075879	$49.165140
Fidelity® VIP Equity-Income Service Class 2	248,392.013	5,374,977	5,939,053	50	5,939,103	180,906	15.112611	34.247134
Fidelity® VIP Growth Opportunities Service Class 2	60,237.103	2,860,555	3,493,150	12	3,493,162	77,200	29.746524	48.595205
Fidelity® VIP Index 500 Service Class 2	154.151	45,076	70,182	(2)	70,180	1,548	21.166338	45.337976
ProFund Access VP High Yield	69,237.905	1,736,260	1,713,638	(5)	1,713,633	93,375	10.037995	18.849567
ProFund VP Asia 30	12,181.273	508,808	432,192	32	432,224	51,092	7.844586	10.308163
ProFund VP Bull	143,230.876	7,820,422	7,237,456	(18)	7,237,438	238,243	17.495927	31.594571
ProFund VP Communication Services	21,551.344	743,552	821,968	–	821,968	66,518	10.561325	15.462477
ProFund VP Consumer Discretionary	39,874.053	2,818,431	2,631,687	(21)	2,631,666	79,715	15.562981	34.325046
ProFund VP Emerging Markets	258,191.325	8,672,383	7,304,233	(18)	7,304,215	894,836	7.654629	12.314565
ProFund VP Energy	70,710.587	2,612,287	2,983,280	26	2,983,306	277,909	9.982424	11.627023
ProFund VP Europe 30	19,023.565	445,985	492,710	(23)	492,687	45,708	9.880690	14.613790
ProFund VP Falling U.S. Dollar	1,355.208	21,616	21,128	(1)	21,127	4,149	4.785937	8.093583
ProFund VP Financials	43,478.287	1,939,253	1,996,958	7	1,996,965	141,527	12.693752	24.197000
ProFund VP Government Money Market	7,954,970.570	7,954,971	7,954,971	(249)	7,954,722	911,193	7.838362	9.661018
ProFund VP International	292,146.943	6,062,574	6,012,384	(10)	6,012,374	704,237	7.965054	12.138636
ProFund VP Japan	5,187.264	308,777	338,261	(10)	338,251	25,918	12.473230	23.517573
ProFund VP Materials	22,192.478	1,702,979	1,897,013	(5)	1,897,008	106,183	14.423775	18.568649
ProFund VP Mid-Cap	243,259.599	4,332,810	4,064,868	(18)	4,064,850	183,524	13.185141	22.897430
ProFund VP NASDAQ-100	236,294.351	12,635,653	13,674,354	6	13,674,360	191,227	26.660357	75.208748
ProFund VP Pharmaceuticals	45,861.942	1,645,636	1,577,192	4	1,577,196	79,152	11.274893	20.837880
ProFund VP Precious Metals	80,265.734	2,179,987	2,038,750	7	2,038,757	377,317	4.812178	12.556951
ProFund VP Short Emerging Markets	4,980.605	124,564	116,945	(5)	116,940	78,316	1.350737	4.254556
ProFund VP Short International	1,156.997	30,911	28,786	(13)	28,773	13,453	1.991085	5.003194
ProFund VP Short NASDAQ-100	26,609.211	406,740	327,027	4	327,031	914,650	0.334633	1.861843
ProFund VP Short Small-Cap	11,938.004	294,967	263,711	(3)	263,708	386,743	0.625611	4.009986
ProFund VP Small-Cap	67,275.770	2,753,840	2,307,559	90	2,307,649	107,957	11.796332	22.157083
ProFund VP Small-Cap Value	47,350.949	2,180,380	2,034,197	2	2,034,199	97,847	12.092987	21.754843
ProFund VP U.S. Government Plus	18,981.137	415,161	241,440	49	241,489	22,765	5.914284	11.873115
ProFund VP UltraSmall-Cap	159,683.785	2,726,638	2,205,233	15	2,205,248	131,244	10.698096	25.898861
ProFund VP Utilities	60,942.498	2,519,271	2,281,078	2	2,281,080	126,168	12.304517	18.608015
TA Aegon Bond Initial Class	1,661,881.808	18,648,814	16,087,016	(17)	16,086,999	1,058,939	9.017932	16.461088
TA Aegon Bond Service Class	9,458.227	104,757	90,704	(9)	90,695	6,471	9.797919	14.536787
TA Aegon Core Bond Initial Class	2,110,426.029	26,695,036	23,151,374	3	23,151,377	870,781	9.292342	40.823328
TA Aegon Core Bond Service Class	23,809.889	329,677	283,338	(2)	283,336	20,133	9.911334	14.838327
TA Aegon High Yield Bond Initial Class	647,579.978	4,492,621	4,429,447	19	4,429,466	180,737	11.306942	26.395907
TA Aegon High Yield Bond Service Class	8,208.610	61,707	57,378	(3)	57,375	2,358	11.857047	25.106313
TA Aegon Sustainable Equity Income Initial Class	2,438,571.529	46,819,673	44,528,316	(22)	44,528,294	1,098,011	11.330527	45.823413
TA Aegon Sustainable Equity Income Service Class	22,330.358	424,423	408,869	15	408,884	12,398	12.015752	33.243043
TA Aegon U.S. Government Securities Initial Class	516,499.824	5,628,223	4,710,478	(13)	4,710,465	372,626	8.456142	13.790817
TA Aegon U.S. Government Securities Service Class	9,291.332	115,266	87,989	(3)	87,986	7,170	9.428754	12.334626
TA BlackRock Government Money Market Initial Class	28,739,579.965	28,739,580	28,739,580	(66)	28,739,514	2,270,174	7.875884	16.163376
TA BlackRock Government Money Market Service Class	182,887.780	182,888	182,888	(15)	182,873	19,016	8.753436	9.894418

See accompanying notes.	2

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	35,837.525	$343,877	$321,104	$1	$321,105	25,171	$10.637837	$13.033262
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	93,223.937	996,112	959,274	(1)	959,273	71,139	10.644482	13.818218
TA BlackRock iShares Edge 40 Initial Class	171,260.010	1,563,009	1,479,686	(2)	1,479,684	77,937	11.138489	20.400430
TA BlackRock iShares Edge 40 Service Class	2,150.661	17,975	18,431	10	18,441	933	11.800414	19.956628
TA BlackRock Real Estate Securities Initial Class	1,372,495.200	15,011,863	13,340,653	2	13,340,655	376,364	10.926156	45.231953
TA BlackRock Real Estate Securities Service Class	34,073.744	403,841	356,071	1	356,072	12,144	11.479818	30.180121
TA BlackRock Tactical Allocation Service Class	265,268.105	4,036,127	3,565,203	5	3,565,208	256,064	12.294190	14.234042
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	324,623.618	3,797,782	3,694,217	4	3,694,221	242,232	11.591211	15.859086
TA Goldman Sachs Managed Risk - Growth ETF Service Class	361,894.694	3,720,482	3,749,229	(5)	3,749,224	214,468	13.082598	18.042070
TA International Focus Initial Class	2,914,370.203	24,489,719	25,267,590	7	25,267,597	1,231,923	13.565970	24.334876
TA International Focus Service Class	20,653.083	168,516	174,725	1	174,726	5,787	14.420981	30.591332
TA Janus Balanced Service Class	538,822.907	8,975,814	8,578,061	(62)	8,577,999	4,202,376	1.818268	16.147961
TA Janus Mid-Cap Growth Initial Class	3,303,602.587	107,753,070	100,858,987	(25)	100,858,962	957,102	20.807750	133.169257
TA Janus Mid-Cap Growth Service Class	23,081.564	705,180	640,975	(11)	640,964	13,250	20.788831	49.601713
TA JPMorgan Asset Allocation - Conservative Initial Class	2,893,699.863	28,813,362	24,943,693	(51)	24,943,642	1,337,218	11.622083	20.572957
TA JPMorgan Asset Allocation - Conservative Service Class	67,208.471	667,782	570,600	6	570,606	28,212	11.738766	20.754398
TA JPMorgan Asset Allocation - Growth Initial Class	6,261,239.256	70,763,667	64,866,439	(53)	64,866,386	2,058,299	16.331436	33.164493
TA JPMorgan Asset Allocation - Growth Service Class	251,241.063	2,653,769	2,560,146	16	2,560,162	69,474	17.315602	37.706469
TA JPMorgan Asset Allocation - Moderate Initial Class	5,741,511.271	64,947,223	58,850,491	43	58,850,534	2,643,936	12.248832	23.987156
TA JPMorgan Asset Allocation - Moderate Service Class	138,771.845	1,523,047	1,396,045	(3)	1,396,042	56,537	12.872365	25.065292
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	9,373,367.477	108,609,880	94,483,544	9	94,483,553	3,709,976	13.588453	27.652318
TA JPMorgan Asset Allocation - Moderate Growth Service Class	301,339.249	3,332,770	2,971,205	10	2,971,215	101,493	14.412593	30.021585
TA JPMorgan Enhanced Index Initial Class	1,819,503.942	42,256,998	43,504,339	(12)	43,504,327	916,875	20.232008	49.948306
TA JPMorgan Enhanced Index Service Class	3,562.364	82,558	84,642	3	84,645	1,518	21.452637	56.065379
TA JPMorgan International Moderate Growth Initial Class	185,234.732	1,836,413	1,696,750	18	1,696,768	125,482	12.075602	13.975908
TA JPMorgan International Moderate Growth Service Class	2,522.493	24,040	22,829	(2)	22,827	1,732	12.141435	13.362500
TA JPMorgan Mid Cap Value Initial Class	518,210.580	7,913,295	7,503,689	8	7,503,697	154,494	13.780113	54.066021
TA JPMorgan Mid Cap Value Service Class	7,222.859	116,124	101,626	16	101,642	1,998	14.613502	51.317265
TA JPMorgan Tactical Allocation Initial Class	1,646,677.639	23,006,692	20,254,135	26	20,254,161	565,736	11.373980	42.772596
TA JPMorgan Tactical Allocation Service Class	20,287.608	295,278	267,391	8	267,399	15,349	11.524799	17.581982
TA Multi-Managed Balanced Initial Class	6,226,087.031	91,158,624	95,694,958	(31)	95,694,927	2,560,392	16.294533	38.924260
TA Multi-Managed Balanced Service Class	36,585.867	533,160	545,129	(1)	545,128	14,652	16.015100	38.511005
TA PIMCO Tactical - Balanced Service Class	87,968.951	985,272	840,983	5	840,988	666,754	1.122968	11.647836
TA PIMCO Tactical - Conservative Service Class	121,223.480	1,349,544	1,151,623	8	1,151,631	887,258	1.129945	11.466656
TA PIMCO Tactical - Growth Service Class	94,648.111	1,018,441	908,622	1	908,623	563,557	1.294638	13.184762
TA Small/Mid Cap Value Initial Class	3,352,555.753	64,129,640	63,564,457	(18)	63,564,439	1,238,829	14.534159	54.661708
TA Small/Mid Cap Value Service Class	77,012.270	1,419,435	1,397,773	(9)	1,397,764	26,589	15.410393	53.603550
TA T. Rowe Price Small Cap Initial Class	2,482,660.723	33,564,996	28,277,506	(31)	28,277,475	563,206	16.220554	56.901936
TA T. Rowe Price Small Cap Service Class	38,311.442	459,226	375,452	17	375,469	5,975	17.006530	65.513152
TA WMC US Growth Initial Class	14,010,341.636	434,510,426	502,270,748	116	502,270,864	8,278,128	26.148163	62.234942

See accompanying notes.	3

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA WMC US Growth Service Class	74,415.649	$2,251,739	$2,530,132	$(7)	$2,530,125	39,768	$25.691510	$65.263012

See accompanying notes.	4

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Fidelity® VIP Contrafund® Service Class 2	$20,660,851	$664,231	$21,325,082
Fidelity® VIP Equity-Income Service Class 2	5,777,210	161,893	5,939,103
Fidelity® VIP Growth Opportunities Service Class 2	3,401,964	91,198	3,493,162
Fidelity® VIP Index 500 Service Class 2	70,180	-	70,180
ProFund Access VP High Yield	1,680,179	33,454	1,713,633
ProFund VP Asia 30	376,407	55,817	432,224
ProFund VP Bull	6,686,877	550,561	7,237,438
ProFund VP Communication Services	792,309	29,659	821,968
ProFund VP Consumer Discretionary	2,348,621	283,045	2,631,666
ProFund VP Emerging Markets	7,068,740	235,475	7,304,215
ProFund VP Energy	2,929,706	53,600	2,983,306
ProFund VP Europe 30	413,240	79,447	492,687
ProFund VP Falling U.S. Dollar	21,127	-	21,127
ProFund VP Financials	1,772,054	224,911	1,996,965
ProFund VP Government Money Market	5,948,637	2,006,085	7,954,722
ProFund VP International	5,864,822	147,552	6,012,374
ProFund VP Japan	338,251	-	338,251
ProFund VP Materials	1,859,394	37,614	1,897,008
ProFund VP Mid-Cap	3,861,764	203,086	4,064,850
ProFund VP NASDAQ-100	13,235,969	438,391	13,674,360
ProFund VP Pharmaceuticals	1,418,310	158,886	1,577,196
ProFund VP Precious Metals	2,002,908	35,849	2,038,757
ProFund VP Short Emerging Markets	112,226	4,714	116,940
ProFund VP Short International	28,578	195	28,773
ProFund VP Short NASDAQ-100	320,168	6,863	327,031
ProFund VP Short Small-Cap	262,750	958	263,708
ProFund VP Small-Cap	2,196,488	111,161	2,307,649
ProFund VP Small-Cap Value	1,943,750	90,449	2,034,199
ProFund VP U.S. Government Plus	208,236	33,253	241,489
ProFund VP UltraSmall-Cap	2,177,471	27,777	2,205,248
ProFund VP Utilities	2,100,153	180,927	2,281,080
TA Aegon Bond Initial Class	14,712,487	1,374,512	16,086,999
TA Aegon Bond Service Class	90,695	-	90,695
TA Aegon Core Bond Initial Class	21,849,360	1,302,017	23,151,377
TA Aegon Core Bond Service Class	283,336	-	283,336
TA Aegon High Yield Bond Initial Class	4,114,008	315,458	4,429,466
TA Aegon High Yield Bond Service Class	57,375	-	57,375
TA Aegon Sustainable Equity Income Initial Class	42,910,287	1,618,007	44,528,294
TA Aegon Sustainable Equity Income Service Class	408,884	-	408,884
TA Aegon U.S. Government Securities Initial Class	4,270,626	439,839	4,710,465
TA Aegon U.S. Government Securities Service Class	87,986	-	87,986

See accompanying notes.	5

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA BlackRock Government Money Market Initial Class	$25,874,512	$2,865,002	$28,739,514
TA BlackRock Government Money Market Service Class	182,873	-	182,873
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	314,918	6,187	321,105
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	891,073	68,200	959,273
TA BlackRock iShares Edge 40 Initial Class	1,391,664	88,020	1,479,684
TA BlackRock iShares Edge 40 Service Class	18,441	-	18,441
TA BlackRock Real Estate Securities Initial Class	12,687,573	653,082	13,340,655
TA BlackRock Real Estate Securities Service Class	356,072	-	356,072
TA BlackRock Tactical Allocation Service Class	3,239,929	325,279	3,565,208
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,529,939	164,282	3,694,221
TA Goldman Sachs Managed Risk - Growth ETF Service Class	3,700,914	48,310	3,749,224
TA International Focus Initial Class	23,857,695	1,409,902	25,267,597
TA International Focus Service Class	174,726	-	174,726
TA Janus Balanced Service Class	8,367,836	210,163	8,577,999
TA Janus Mid-Cap Growth Initial Class	99,624,025	1,234,937	100,858,962
TA Janus Mid-Cap Growth Service Class	640,964	-	640,964
TA JPMorgan Asset Allocation - Conservative Initial Class	22,104,395	2,839,247	24,943,642
TA JPMorgan Asset Allocation - Conservative Service Class	570,606	-	570,606
TA JPMorgan Asset Allocation - Growth Initial Class	62,339,688	2,526,698	64,866,386
TA JPMorgan Asset Allocation - Growth Service Class	2,560,162	-	2,560,162
TA JPMorgan Asset Allocation - Moderate Initial Class	54,849,941	4,000,593	58,850,534
TA JPMorgan Asset Allocation - Moderate Service Class	1,378,567	17,475	1,396,042
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	87,090,020	7,393,533	94,483,553
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,951,261	19,954	2,971,215
TA JPMorgan Enhanced Index Initial Class	39,749,221	3,755,106	43,504,327
TA JPMorgan Enhanced Index Service Class	84,645	-	84,645
TA JPMorgan International Moderate Growth Initial Class	1,555,942	140,826	1,696,768
TA JPMorgan International Moderate Growth Service Class	22,827	-	22,827
TA JPMorgan Mid Cap Value Initial Class	7,176,015	327,682	7,503,697
TA JPMorgan Mid Cap Value Service Class	101,642	-	101,642
TA JPMorgan Tactical Allocation Initial Class	19,348,290	905,871	20,254,161
TA JPMorgan Tactical Allocation Service Class	255,170	12,229	267,399
TA Multi-Managed Balanced Initial Class	92,617,915	3,077,012	95,694,927
TA Multi-Managed Balanced Service Class	545,128	-	545,128
TA PIMCO Tactical - Balanced Service Class	782,922	58,066	840,988
TA PIMCO Tactical - Conservative Service Class	1,034,543	117,088	1,151,631
TA PIMCO Tactical - Growth Service Class	742,868	165,755	908,623
TA Small/Mid Cap Value Initial Class	60,199,037	3,365,402	63,564,439
TA Small/Mid Cap Value Service Class	1,397,764	-	1,397,764
TA T. Rowe Price Small Cap Initial Class	26,142,809	2,134,666	28,277,475
TA T. Rowe Price Small Cap Service Class	375,469	-	375,469

See accompanying notes.	6

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA WMC US Growth Initial Class	$493,217,005	$9,053,859	$502,270,864
TA WMC US Growth Service Class	2,530,125	-	2,530,125

See accompanying notes.	7

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Index 500 Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$27,193,887	$7,101,244	$4,762,403	$64,453

Investment Income:
Reinvested Dividends	52,919	105,788	-	705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	291,032	88,614	45,712	791

Net Investment Income (Loss)	(238,113)	17,174	(45,712)	(86)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,005,240	212,006	671,570	433
Realized Gain (Loss) on Investments	424,670	51,291	290,119	561

Net Realized Capital Gains (Losses) on Investments	1,429,910	263,297	961,689	994
Net Change in Unrealized Appreciation (Depreciation)	(8,517,954)	(745,394)	(2,730,737)	(13,646)

Net Gain (Loss) on Investment	(7,088,044)	(482,097)	(1,769,048)	(12,652)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,326,157)	(464,923)	(1,814,760)	(12,738)

Increase (Decrease) in Net Assets from Contract Transactions	(1,938,879)	(596,029)	(422,279)	2,832

Total Increase (Decrease) in Net Assets	(9,265,036)	(1,060,952)	(2,237,039)	(9,906)

Net Assets as of December 31, 2022:	$17,928,851	$6,040,292	$2,525,364	$54,547

Investment Income:
Reinvested Dividends	51,065	99,472	-	801
Investment Expense:
Mortality and Expense Risk and Administrative Charges	276,638	81,782	42,969	836

Net Investment Income (Loss)	(225,573)	17,690	(42,969)	(35)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	724,055	170,692	-	558
Realized Gain (Loss) on Investments	484,887	66,891	84,291	2,680

Net Realized Capital Gains (Losses) on Investments	1,208,942	237,583	84,291	3,238
Net Change in Unrealized Appreciation (Depreciation)	4,351,453	240,504	1,033,127	10,215

Net Gain (Loss) on Investment	5,560,395	478,087	1,117,418	13,453

Net Increase (Decrease) in Net Assets Resulting from Operations	5,334,822	495,777	1,074,449	13,418

Increase (Decrease) in Net Assets from Contract Transactions	(1,938,591)	(596,966)	(106,651)	2,215

Total Increase (Decrease) in Net Assets	3,396,231	(101,189)	967,798	15,633

Net Assets as of December 31, 2023:	$21,325,082	$5,939,103	$3,493,162	$70,180

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Bull	ProFund VP Communication Services
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$1,883,803	$726,995	$8,841,342	$588,782

Investment Income:
Reinvested Dividends	63,950	3,126	-	9,003
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,333	8,547	103,630	7,699

Net Investment Income (Loss)	39,617	(5,421)	(103,630)	1,304

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	73,459	940,646	-
Realized Gain (Loss) on Investments	(101,610)	(148,678)	369,792	(636)

Net Realized Capital Gains (Losses) on Investments	(101,610)	(75,219)	1,310,438	(636)
Net Change in Unrealized Appreciation (Depreciation)	(128,460)	(120,084)	(2,987,543)	(127,746)

Net Gain (Loss) on Investment	(230,070)	(195,303)	(1,677,105)	(128,382)

Net Increase (Decrease) in Net Assets Resulting from Operations	(190,453)	(200,724)	(1,780,735)	(127,078)

Increase (Decrease) in Net Assets from Contract Transactions	236,220	5,784	(836,216)	(42,088)

Total Increase (Decrease) in Net Assets	45,767	(194,940)	(2,616,951)	(169,166)

Net Assets as of December 31, 2022:	$1,929,570	$532,055	$6,224,391	$419,616

Investment Income:
Reinvested Dividends	80,373	555	-	3,579
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,296	7,533	98,961	6,921

Net Investment Income (Loss)	59,077	(6,978)	(98,961)	(3,342)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,215	1,151,505	-
Realized Gain (Loss) on Investments	(97,857)	(223,357)	(4,040)	(15,048)

Net Realized Capital Gains (Losses) on Investments	(97,857)	(202,142)	1,147,465	(15,048)
Net Change in Unrealized Appreciation (Depreciation)	169,406	219,779	274,881	147,132

Net Gain (Loss) on Investment	71,549	17,637	1,422,346	132,084

Net Increase (Decrease) in Net Assets Resulting from Operations	130,626	10,659	1,323,385	128,742

Increase (Decrease) in Net Assets from Contract Transactions	(346,563)	(110,490)	(310,338)	273,610

Total Increase (Decrease) in Net Assets	(215,937)	(99,831)	1,013,047	402,352

Net Assets as of December 31, 2023:	$1,713,633	$432,224	$7,237,438	$821,968

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Consumer Discretionary	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$4,168,648	$7,968,747	$2,655,752	$755,432

Investment Income:
Reinvested Dividends	-	45,542	31,892	6,992
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,474	101,640	51,167	10,055

Net Investment Income (Loss)	(44,474)	(56,098)	(19,275)	(3,063)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,740	-	-	20,548
Realized Gain (Loss) on Investments	(266,441)	1,582	760,423	(10,488)

Net Realized Capital Gains (Losses) on Investments	(236,701)	1,582	760,423	10,060
Net Change in Unrealized Appreciation (Depreciation)	(1,006,460)	(1,396,111)	876,343	(75,989)

Net Gain (Loss) on Investment	(1,243,161)	(1,394,529)	1,636,766	(65,929)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,287,635)	(1,450,627)	1,617,491	(68,992)

Increase (Decrease) in Net Assets from Contract Transactions	(705,274)	161,827	23,709	(204,198)

Total Increase (Decrease) in Net Assets	(1,992,909)	(1,288,800)	1,641,200	(273,190)

Net Assets as of December 31, 2022:	$2,175,739	$6,679,947	$4,296,952	$482,242

Investment Income:
Reinvested Dividends	-	146,569	86,697	10,021
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,370	100,042	54,596	8,584

Net Investment Income (Loss)	(37,370)	46,527	32,101	1,437

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	124,204	-	-	-
Realized Gain (Loss) on Investments	(148,933)	36,338	483,804	3,861

Net Realized Capital Gains (Losses) on Investments	(24,729)	36,338	483,804	3,861
Net Change in Unrealized Appreciation (Depreciation)	698,928	820,187	(711,902)	65,901

Net Gain (Loss) on Investment	674,199	856,525	(228,098)	69,762

Net Increase (Decrease) in Net Assets Resulting from Operations	636,829	903,052	(195,997)	71,199

Increase (Decrease) in Net Assets from Contract Transactions	(180,902)	(278,784)	(1,117,649)	(60,754)

Total Increase (Decrease) in Net Assets	455,927	624,268	(1,313,646)	10,445

Net Assets as of December 31, 2023:	$2,631,666	$7,304,215	$2,983,306	$492,687

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$41,354	$3,298,703	$4,602,129	$7,428,870

Investment Income:
Reinvested Dividends	-	2,244	78,720	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	370	36,835	104,575	87,571

Net Investment Income (Loss)	(370)	(34,591)	(25,855)	(87,571)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	29,348	-	274,815
Realized Gain (Loss) on Investments	(2,774)	159,736	-	(43,396)

Net Realized Capital Gains (Losses) on Investments	(2,774)	189,084	-	231,419
Net Change in Unrealized Appreciation (Depreciation)	(133)	(641,884)	-	(1,443,734)

Net Gain (Loss) on Investment	(2,907)	(452,800)	-	(1,212,315)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,277)	(487,391)	(25,855)	(1,299,886)

Increase (Decrease) in Net Assets from Contract Transactions	(17,010)	(651,118)	3,276,670	(345,693)

Total Increase (Decrease) in Net Assets	(20,287)	(1,138,509)	3,250,815	(1,645,579)

Net Assets as of December 31, 2022:	$21,067	$2,160,194	$7,852,944	$5,783,291

Investment Income:
Reinvested Dividends	-	8,581	328,855	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	637	27,737	128,865	85,826

Net Investment Income (Loss)	(637)	(19,156)	199,990	(85,826)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	77,615	-	-
Realized Gain (Loss) on Investments	(3,715)	8,898	-	(81,471)

Net Realized Capital Gains (Losses) on Investments	(3,715)	86,513	-	(81,471)
Net Change in Unrealized Appreciation (Depreciation)	3,748	145,171	-	926,875

Net Gain (Loss) on Investment	33	231,684	-	845,404

Net Increase (Decrease) in Net Assets Resulting from Operations	(604)	212,528	199,990	759,578

Increase (Decrease) in Net Assets from Contract Transactions	664	(375,757)	(98,212)	(530,495)

Total Increase (Decrease) in Net Assets	60	(163,229)	101,778	229,083

Net Assets as of December 31, 2023:	$21,127	$1,996,965	$7,954,722	$6,012,374

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Japan	ProFund VP Materials	ProFund VP Mid-Cap	ProFund VP NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$601,080	$2,698,572	$6,031,406	$14,532,022

Investment Income:
Reinvested Dividends	-	4,680	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,923	37,753	67,755	158,753

Net Investment Income (Loss)	(5,923)	(33,073)	(67,755)	(158,753)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,286	23,597	961,500	2,302,090
Realized Gain (Loss) on Investments	18,910	38,451	(260,536)	(323,458)

Net Realized Capital Gains (Losses) on Investments	38,196	62,048	700,964	1,978,632
Net Change in Unrealized Appreciation (Depreciation)	(93,967)	(337,047)	(1,617,375)	(6,579,594)

Net Gain (Loss) on Investment	(55,771)	(274,999)	(916,411)	(4,600,962)

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,694)	(308,072)	(984,166)	(4,759,715)

Increase (Decrease) in Net Assets from Contract Transactions	(188,777)	198,798	(1,063,389)	(1,324,975)

Total Increase (Decrease) in Net Assets	(250,471)	(109,274)	(2,047,555)	(6,084,690)

Net Assets as of December 31, 2022:	$350,609	$2,589,298	$3,983,851	$8,447,332

Investment Income:
Reinvested Dividends	-	11,475	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,267	36,267	55,880	158,970

Net Investment Income (Loss)	(5,267)	(24,792)	(55,880)	(158,970)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	55,567
Realized Gain (Loss) on Investments	30,411	154,101	(191,492)	(935,707)

Net Realized Capital Gains (Losses) on Investments	30,411	154,101	(191,492)	(880,140)
Net Change in Unrealized Appreciation (Depreciation)	72,110	92,676	698,154	5,303,080

Net Gain (Loss) on Investment	102,521	246,777	506,662	4,422,940

Net Increase (Decrease) in Net Assets Resulting from Operations	97,254	221,985	450,782	4,263,970

Increase (Decrease) in Net Assets from Contract Transactions	(109,612)	(914,275)	(369,783)	963,058

Total Increase (Decrease) in Net Assets	(12,358)	(692,290)	80,999	5,227,028

Net Assets as of December 31, 2023:	$338,251	$1,897,008	$4,064,850	$13,674,360

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$2,762,143	$1,961,534	$86,505	$13,018

Investment Income:
Reinvested Dividends	1,833	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,633	28,651	1,186	251

Net Investment Income (Loss)	(35,800)	(28,651)	(1,186)	(251)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	137,593	-	1,826	-
Realized Gain (Loss) on Investments	35,233	(35,750)	3,655	(4,400)

Net Realized Capital Gains (Losses) on Investments	172,826	(35,750)	5,481	(4,400)
Net Change in Unrealized Appreciation (Depreciation)	(346,761)	(249,404)	(1,479)	6,578

Net Gain (Loss) on Investment	(173,935)	(285,154)	4,002	2,178

Net Increase (Decrease) in Net Assets Resulting from Operations	(209,735)	(313,805)	2,816	1,927

Increase (Decrease) in Net Assets from Contract Transactions	(323,747)	141,071	(48,403)	(1,082)

Total Increase (Decrease) in Net Assets	(533,482)	(172,734)	(45,587)	845

Net Assets as of December 31, 2022:	$2,228,661	$1,788,800	$40,918	$13,863

Investment Income:
Reinvested Dividends	9,490	-	244	2,633
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,061	30,610	1,275	732

Net Investment Income (Loss)	(19,571)	(30,610)	(1,031)	1,901

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,278	-	290	-
Realized Gain (Loss) on Investments	(5,575)	(27,998)	(12,283)	(5,727)

Net Realized Capital Gains (Losses) on Investments	29,703	(27,998)	(11,993)	(5,727)
Net Change in Unrealized Appreciation (Depreciation)	(178,239)	3,492	(6,452)	(1,550)

Net Gain (Loss) on Investment	(148,536)	(24,506)	(18,445)	(7,277)

Net Increase (Decrease) in Net Assets Resulting from Operations	(168,107)	(55,116)	(19,476)	(5,376)

Increase (Decrease) in Net Assets from Contract Transactions	(483,358)	305,073	95,498	20,286

Total Increase (Decrease) in Net Assets	(651,465)	249,957	76,022	14,910

Net Assets as of December 31, 2023:	$1,577,196	$2,038,757	$116,940	$28,773

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$149,929	$41,783	$3,011,504	$2,377,644

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,344	1,192	35,433	30,966

Net Investment Income (Loss)	(4,344)	(1,192)	(35,433)	(30,966)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	274,808	361,745
Realized Gain (Loss) on Investments	(6,757)	(4,079)	(34,126)	(63,337)

Net Realized Capital Gains (Losses) on Investments	(6,757)	(4,079)	240,682	298,408
Net Change in Unrealized Appreciation (Depreciation)	46,575	14,844	(881,735)	(579,864)

Net Gain (Loss) on Investment	39,818	10,765	(641,053)	(281,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	35,474	9,573	(676,486)	(312,422)

Increase (Decrease) in Net Assets from Contract Transactions	268,060	126,126	(160,165)	(177,568)

Total Increase (Decrease) in Net Assets	303,534	135,699	(836,651)	(489,990)

Net Assets as of December 31, 2022:	$453,463	$177,482	$2,174,853	$1,887,654

Investment Income:
Reinvested Dividends	-	641	-	356
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,301	2,338	31,662	27,087

Net Investment Income (Loss)	(4,301)	(1,697)	(31,662)	(26,731)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	450	12,847	-	88,496
Realized Gain (Loss) on Investments	(58,897)	(4,590)	(148,565)	(31,140)

Net Realized Capital Gains (Losses) on Investments	(58,447)	8,257	(148,565)	57,356
Net Change in Unrealized Appreciation (Depreciation)	(73,578)	(36,585)	446,771	166,453

Net Gain (Loss) on Investment	(132,025)	(28,328)	298,206	223,809

Net Increase (Decrease) in Net Assets Resulting from Operations	(136,326)	(30,025)	266,544	197,078

Increase (Decrease) in Net Assets from Contract Transactions	9,894	116,251	(133,748)	(50,533)

Total Increase (Decrease) in Net Assets	(126,432)	86,226	132,796	146,545

Net Assets as of December 31, 2023:	$327,031	$263,708	$2,307,649	$2,034,199

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP U.S. Government Plus	ProFund VP UltraSmall-Cap	ProFund VP Utilities	TA Aegon Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$861,216	$2,839,091	$2,612,157	$24,879,766

Investment Income:
Reinvested Dividends	-	-	33,609	503,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,859	27,442	46,955	290,437

Net Investment Income (Loss)	(7,859)	(27,442)	(13,346)	213,417

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	471,153	36,648	-
Realized Gain (Loss) on Investments	(204,941)	115,194	(93,142)	(794,375)

Net Realized Capital Gains (Losses) on Investments	(204,941)	586,347	(56,494)	(794,375)
Net Change in Unrealized Appreciation (Depreciation)	(102,602)	(1,803,122)	(43,651)	(3,123,600)

Net Gain (Loss) on Investment	(307,543)	(1,216,775)	(100,145)	(3,917,975)

Net Increase (Decrease) in Net Assets Resulting from Operations	(315,402)	(1,244,217)	(113,491)	(3,704,558)

Increase (Decrease) in Net Assets from Contract Transactions	(197,575)	97,834	648,417	(4,419,793)

Total Increase (Decrease) in Net Assets	(512,977)	(1,146,383)	534,926	(8,124,351)

Net Assets as of December 31, 2022:	$348,239	$1,692,708	$3,147,083	$16,755,415

Investment Income:
Reinvested Dividends	11,634	-	38,532	150,415
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,228	24,596	40,726	238,145

Net Investment Income (Loss)	7,406	(24,596)	(2,194)	(87,730)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(149,837)	(144,877)	(95,023)	(884,391)

Net Realized Capital Gains (Losses) on Investments	(149,837)	(144,877)	(95,023)	(884,391)
Net Change in Unrealized Appreciation (Depreciation)	135,095	560,161	(220,503)	1,742,090

Net Gain (Loss) on Investment	(14,742)	415,284	(315,526)	857,699

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,336)	390,688	(317,720)	769,969

Increase (Decrease) in Net Assets from Contract Transactions	(99,414)	121,852	(548,283)	(1,438,385)

Total Increase (Decrease) in Net Assets	(106,750)	512,540	(866,003)	(668,416)

Net Assets as of December 31, 2023:	$241,489	$2,205,248	$2,281,080	$16,086,999

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Bond Service Class	TA Aegon Core Bond Initial Class	TA Aegon Core Bond Service Class	TA Aegon High Yield Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$135,316	$30,351,342	$349,671	$5,499,349

Investment Income:
Reinvested Dividends	2,822	750,954	7,176	274,889
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,610	367,320	4,487	68,538

Net Investment Income (Loss)	1,212	383,634	2,689	206,351

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	119,379	1,286	-
Realized Gain (Loss) on Investments	(6,534)	(646,710)	(3,273)	(89,309)

Net Realized Capital Gains (Losses) on Investments	(6,534)	(527,331)	(1,987)	(89,309)
Net Change in Unrealized Appreciation (Depreciation)	(15,520)	(3,936,135)	(49,073)	(776,602)

Net Gain (Loss) on Investment	(22,054)	(4,463,466)	(51,060)	(865,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,842)	(4,079,832)	(48,371)	(659,560)

Increase (Decrease) in Net Assets from Contract Transactions	(26,445)	(2,630,593)	(24,979)	(536,622)

Total Increase (Decrease) in Net Assets	(47,287)	(6,710,425)	(73,350)	(1,196,182)

Net Assets as of December 31, 2022:	$88,029	$23,640,917	$276,321	$4,303,167

Investment Income:
Reinvested Dividends	564	632,459	6,303	206,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,255	330,836	4,122	66,162

Net Investment Income (Loss)	(691)	301,623	2,181	139,965

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,281)	(791,718)	(2,541)	(283,108)

Net Realized Capital Gains (Losses) on Investments	(1,281)	(791,718)	(2,541)	(283,108)
Net Change in Unrealized Appreciation (Depreciation)	6,021	1,501,217	11,908	554,962

Net Gain (Loss) on Investment	4,740	709,499	9,367	271,854

Net Increase (Decrease) in Net Assets Resulting from Operations	4,049	1,011,122	11,548	411,819

Increase (Decrease) in Net Assets from Contract Transactions	(1,383)	(1,500,662)	(4,533)	(285,520)

Total Increase (Decrease) in Net Assets	2,666	(489,540)	7,015	126,299

Net Assets as of December 31, 2023:	$90,695	$23,151,377	$283,336	$4,429,466

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$61,991	$57,812,032	$761,609	$6,416,303

Investment Income:
Reinvested Dividends	3,017	1,048,874	8,708	59,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	769	681,903	7,408	83,070

Net Investment Income (Loss)	2,248	366,971	1,300	(23,840)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,701,904	16,448	-
Realized Gain (Loss) on Investments	(356)	445,343	20,495	(162,812)

Net Realized Capital Gains (Losses) on Investments	(356)	2,147,247	36,943	(162,812)
Net Change in Unrealized Appreciation (Depreciation)	(9,716)	(9,888,272)	(139,028)	(712,589)

Net Gain (Loss) on Investment	(10,072)	(7,741,025)	(102,085)	(875,401)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,824)	(7,374,054)	(100,785)	(899,241)

Increase (Decrease) in Net Assets from Contract Transactions	(1,459)	(4,693,776)	(264,315)	(498,224)

Total Increase (Decrease) in Net Assets	(9,283)	(12,067,830)	(365,100)	(1,397,465)

Net Assets as of December 31, 2022:	$52,708	$45,744,202	$396,509	$5,018,838

Investment Income:
Reinvested Dividends	2,291	969,580	7,439	84,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	754	614,256	4,953	71,193

Net Investment Income (Loss)	1,537	355,324	2,486	12,900

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(142)	(1,314,036)	(1,066)	(184,262)

Net Realized Capital Gains (Losses) on Investments	(142)	(1,314,036)	(1,066)	(184,262)
Net Change in Unrealized Appreciation (Depreciation)	3,514	2,979,184	16,513	286,108

Net Gain (Loss) on Investment	3,372	1,665,148	15,447	101,846

Net Increase (Decrease) in Net Assets Resulting from Operations	4,909	2,020,472	17,933	114,746

Increase (Decrease) in Net Assets from Contract Transactions	(242)	(3,236,380)	(5,558)	(423,119)

Total Increase (Decrease) in Net Assets	4,667	(1,215,908)	12,375	(308,373)

Net Assets as of December 31, 2023:	$57,375	$44,528,294	$408,884	$4,710,465

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon U.S. Government Securities Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$100,580	$29,646,855	$633,921	$856,839

Investment Income:
Reinvested Dividends	734	466,346	5,738	6,912
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,148	468,897	5,926	8,533

Net Investment Income (Loss)	(414)	(2,551)	(188)	(1,621)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	70,850
Realized Gain (Loss) on Investments	(419)	-	-	(31,090)

Net Realized Capital Gains (Losses) on Investments	(419)	-	-	39,760
Net Change in Unrealized Appreciation (Depreciation)	(13,633)	-	-	(156,369)

Net Gain (Loss) on Investment	(14,052)	-	-	(116,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,466)	(2,551)	(188)	(118,230)

Increase (Decrease) in Net Assets from Contract Transactions	(89)	3,943,365	(223,135)	(243,838)

Total Increase (Decrease) in Net Assets	(14,555)	3,940,814	(223,323)	(362,068)

Net Assets as of December 31, 2022:	$86,025	$33,587,669	$410,598	$494,771

Investment Income:
Reinvested Dividends	1,260	1,486,925	11,223	5,847
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,089	451,060	3,396	5,850

Net Investment Income (Loss)	171	1,035,865	7,827	(3)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(476)	-	-	(51,030)

Net Realized Capital Gains (Losses) on Investments	(476)	-	-	(51,030)
Net Change in Unrealized Appreciation (Depreciation)	2,354	-	-	79,599

Net Gain (Loss) on Investment	1,878	-	-	28,569

Net Increase (Decrease) in Net Assets Resulting from Operations	2,049	1,035,865	7,827	28,566

Increase (Decrease) in Net Assets from Contract Transactions	(88)	(5,884,020)	(235,552)	(202,232)

Total Increase (Decrease) in Net Assets	1,961	(4,848,155)	(227,725)	(173,666)

Net Assets as of December 31, 2023:	$87,986	$28,739,514	$182,873	$321,105

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$1,299,121	$1,898,905	$23,545	$21,488,176

Investment Income:
Reinvested Dividends	13,599	30,714	295	564,299
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,562	23,856	248	240,290

Net Investment Income (Loss)	(1,963)	6,858	47	324,009

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,628	66,845	772	-
Realized Gain (Loss) on Investments	(31,188)	(19,492)	(67)	(568,933)

Net Realized Capital Gains (Losses) on Investments	15,440	47,353	705	(568,933)
Net Change in Unrealized Appreciation (Depreciation)	(261,422)	(342,998)	(4,250)	(5,800,780)

Net Gain (Loss) on Investment	(245,982)	(295,645)	(3,545)	(6,369,713)

Net Increase (Decrease) in Net Assets Resulting from Operations	(247,945)	(288,787)	(3,498)	(6,045,704)

Increase (Decrease) in Net Assets from Contract Transactions	(110,340)	(165,555)	(2,496)	(1,661,370)

Total Increase (Decrease) in Net Assets	(358,285)	(454,342)	(5,994)	(7,707,074)

Net Assets as of December 31, 2022:	$940,836	$1,444,563	$17,551	$13,781,102

Investment Income:
Reinvested Dividends	12,959	34,050	364	771,607
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,545	21,417	230	188,912

Net Investment Income (Loss)	(586)	12,633	134	582,695

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,158	284	-
Realized Gain (Loss) on Investments	(33,297)	(50,717)	120	(930,479)

Net Realized Capital Gains (Losses) on Investments	(33,297)	(27,559)	404	(930,479)
Net Change in Unrealized Appreciation (Depreciation)	173,793	126,437	804	1,766,224

Net Gain (Loss) on Investment	140,496	98,878	1,208	835,745

Net Increase (Decrease) in Net Assets Resulting from Operations	139,910	111,511	1,342	1,418,440

Increase (Decrease) in Net Assets from Contract Transactions	(121,473)	(76,390)	(452)	(1,858,887)

Total Increase (Decrease) in Net Assets	18,437	35,121	890	(440,447)

Net Assets as of December 31, 2023:	$959,273	$1,479,684	$18,441	$13,340,655

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Real Estate Securities Service Class	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$475,354	$4,764,439	$4,265,943	$4,345,213

Investment Income:
Reinvested Dividends	11,069	135,850	54,859	50,746
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,206	57,685	53,242	52,134

Net Investment Income (Loss)	5,863	78,165	1,617	(1,388)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	313,746	91,472	213,168
Realized Gain (Loss) on Investments	814	(9,341)	(31,883)	(28,758)

Net Realized Capital Gains (Losses) on Investments	814	304,405	59,589	184,410
Net Change in Unrealized Appreciation (Depreciation)	(142,040)	(1,185,186)	(712,132)	(855,162)

Net Gain (Loss) on Investment	(141,226)	(880,781)	(652,543)	(670,752)

Net Increase (Decrease) in Net Assets Resulting from Operations	(135,363)	(802,616)	(650,926)	(672,140)

Increase (Decrease) in Net Assets from Contract Transactions	(16,742)	(514,598)	(51,954)	(241,922)

Total Increase (Decrease) in Net Assets	(152,105)	(1,317,214)	(702,880)	(914,062)

Net Assets as of December 31, 2022:	$323,249	$3,447,225	$3,563,063	$3,431,151

Investment Income:
Reinvested Dividends	17,394	85,528	54,362	50,718
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,512	50,467	51,663	50,241

Net Investment Income (Loss)	12,882	35,061	2,699	477

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	126,865	251,195	92,814
Realized Gain (Loss) on Investments	(2,498)	(71,143)	(102,177)	(23,914)

Net Realized Capital Gains (Losses) on Investments	(2,498)	55,722	149,018	68,900
Net Change in Unrealized Appreciation (Depreciation)	26,924	340,881	226,808	455,555

Net Gain (Loss) on Investment	24,426	396,603	375,826	524,455

Net Increase (Decrease) in Net Assets Resulting from Operations	37,308	431,664	378,525	524,932

Increase (Decrease) in Net Assets from Contract Transactions	(4,485)	(313,681)	(247,367)	(206,859)

Total Increase (Decrease) in Net Assets	32,823	117,983	131,158	318,073

Net Assets as of December 31, 2023:	$356,072	$3,565,208	$3,694,221	$3,749,224

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$33,162,806	$232,076	$9,263,285	$126,292,389

Investment Income:
Reinvested Dividends	783,756	4,981	64,165	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	377,349	2,368	101,098	1,376,591

Net Investment Income (Loss)	406,407	2,613	(36,933)	(1,376,591)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,372,453	9,711	911,113	15,455,116
Realized Gain (Loss) on Investments	91,867	(1,630)	99,699	1,629,310

Net Realized Capital Gains (Losses) on Investments	1,464,320	8,081	1,010,812	17,084,426
Net Change in Unrealized Appreciation (Depreciation)	(8,819,821)	(59,623)	(2,570,234)	(37,741,624)

Net Gain (Loss) on Investment	(7,355,501)	(51,542)	(1,559,422)	(20,657,198)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,949,094)	(48,929)	(1,596,355)	(22,033,789)

Increase (Decrease) in Net Assets from Contract Transactions	(1,960,782)	(21,148)	(726,604)	(10,040,044)

Total Increase (Decrease) in Net Assets	(8,909,876)	(70,077)	(2,322,959)	(32,073,833)

Net Assets as of December 31, 2022:	$24,252,930	$161,999	$6,940,326	$94,218,556

Investment Income:
Reinvested Dividends	491,962	2,965	91,412	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	355,478	2,177	106,202	1,306,928

Net Investment Income (Loss)	136,484	788	(14,790)	(1,306,928)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	235,309	16,969,922
Realized Gain (Loss) on Investments	(21,843)	(648)	(54,778)	23,445

Net Realized Capital Gains (Losses) on Investments	(21,843)	(648)	180,531	16,993,367
Net Change in Unrealized Appreciation (Depreciation)	2,462,096	16,983	807,195	(1,636,903)

Net Gain (Loss) on Investment	2,440,253	16,335	987,726	15,356,464

Net Increase (Decrease) in Net Assets Resulting from Operations	2,576,737	17,123	972,936	14,049,536

Increase (Decrease) in Net Assets from Contract Transactions	(1,562,070)	(4,396)	664,737	(7,409,130)

Total Increase (Decrease) in Net Assets	1,014,667	12,727	1,637,673	6,640,406

Net Assets as of December 31, 2023:	$25,267,597	$174,726	$8,577,999	$100,858,962

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$766,113	$37,000,477	$826,217	$84,348,292

Investment Income:
Reinvested Dividends	-	1,662,969	36,302	3,985,861
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,510	456,712	9,433	967,747

Net Investment Income (Loss)	(8,510)	1,206,257	26,869	3,018,114

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	102,291	2,737,716	63,316	13,345,779
Realized Gain (Loss) on Investments	5,824	(801,486)	(7,858)	1,422,241

Net Realized Capital Gains (Losses) on Investments	108,115	1,936,230	55,458	14,768,020
Net Change in Unrealized Appreciation (Depreciation)	(233,734)	(9,114,758)	(217,835)	(37,409,678)

Net Gain (Loss) on Investment	(125,619)	(7,178,528)	(162,377)	(22,641,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,129)	(5,972,271)	(135,508)	(19,623,544)

Increase (Decrease) in Net Assets from Contract Transactions	(71,050)	(5,416,497)	(61,839)	(4,827,773)

Total Increase (Decrease) in Net Assets	(205,179)	(11,388,768)	(197,347)	(24,451,317)

Net Assets as of December 31, 2022:	$560,934	$25,611,709	$628,870	$59,896,975

Investment Income:
Reinvested Dividends	-	558,037	11,429	1,039,526
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,138	371,924	7,987	869,117

Net Investment Income (Loss)	(8,138)	186,113	3,442	170,409

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	113,463	-	-	847,251
Realized Gain (Loss) on Investments	(1,469)	(1,133,492)	(25,825)	(480,371)

Net Realized Capital Gains (Losses) on Investments	111,994	(1,133,492)	(25,825)	366,880
Net Change in Unrealized Appreciation (Depreciation)	(19,243)	2,248,957	52,312	9,868,784

Net Gain (Loss) on Investment	92,751	1,115,465	26,487	10,235,664

Net Increase (Decrease) in Net Assets Resulting from Operations	84,613	1,301,578	29,929	10,406,073

Increase (Decrease) in Net Assets from Contract Transactions	(4,583)	(1,969,645)	(88,193)	(5,436,662)

Total Increase (Decrease) in Net Assets	80,030	(668,067)	(58,264)	4,969,411

Net Assets as of December 31, 2023:	$640,964	$24,943,642	$570,606	$64,866,386

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$3,062,339	$82,542,081	$1,954,307	$132,061,508

Investment Income:
Reinvested Dividends	141,277	3,619,602	72,693	5,756,946
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,115	1,004,092	19,408	1,585,042

Net Investment Income (Loss)	108,162	2,615,510	53,285	4,171,904

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	498,968	6,690,267	142,519	14,707,588
Realized Gain (Loss) on Investments	50,684	(139,112)	9,970	(1,071,498)

Net Realized Capital Gains (Losses) on Investments	549,652	6,551,155	152,489	13,636,090
Net Change in Unrealized Appreciation (Depreciation)	(1,377,012)	(23,091,884)	(526,823)	(41,758,218)

Net Gain (Loss) on Investment	(827,360)	(16,540,729)	(374,334)	(28,122,128)

Net Increase (Decrease) in Net Assets Resulting from Operations	(719,198)	(13,925,219)	(321,049)	(23,950,224)

Increase (Decrease) in Net Assets from Contract Transactions	(97,831)	(7,061,009)	(325,959)	(13,083,599)

Total Increase (Decrease) in Net Assets	(817,029)	(20,986,228)	(647,008)	(37,033,823)

Net Assets as of December 31, 2022:	$2,245,310	$61,555,853	$1,307,299	$95,027,685

Investment Income:
Reinvested Dividends	35,341	1,222,345	24,654	1,845,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,028	861,619	16,654	1,371,403

Net Investment Income (Loss)	3,313	360,726	8,000	473,725

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,045	441,419	10,302	4,083,344
Realized Gain (Loss) on Investments	17,269	(1,772,340)	732	(4,255,192)

Net Realized Capital Gains (Losses) on Investments	51,314	(1,330,921)	11,034	(171,848)
Net Change in Unrealized Appreciation (Depreciation)	349,329	5,226,990	78,855	9,080,734

Net Gain (Loss) on Investment	400,643	3,896,069	89,889	8,908,886

Net Increase (Decrease) in Net Assets Resulting from Operations	403,956	4,256,795	97,889	9,382,611

Increase (Decrease) in Net Assets from Contract Transactions	(89,104)	(6,962,114)	(9,146)	(9,926,743)

Total Increase (Decrease) in Net Assets	314,852	(2,705,319)	88,743	(544,132)

Net Assets as of December 31, 2023:	$2,560,162	$58,850,534	$1,396,042	$94,483,553

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$4,129,584	$44,116,173	$113,347	$2,601,091

Investment Income:
Reinvested Dividends	174,898	255,251	297	101,269
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,815	569,967	1,008	30,586

Net Investment Income (Loss)	129,083	(314,716)	(711)	70,683

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	474,363	4,501,079	8,821	166,026
Realized Gain (Loss) on Investments	19,898	496,607	9,469	12,095

Net Realized Capital Gains (Losses) on Investments	494,261	4,997,686	18,290	178,121
Net Change in Unrealized Appreciation (Depreciation)	(1,378,051)	(13,256,433)	(36,190)	(720,297)

Net Gain (Loss) on Investment	(883,790)	(8,258,747)	(17,900)	(542,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	(754,707)	(8,573,463)	(18,611)	(471,493)

Increase (Decrease) in Net Assets from Contract Transactions	(379,534)	(1,155,603)	(26,174)	(319,663)

Total Increase (Decrease) in Net Assets	(1,134,241)	(9,729,066)	(44,785)	(791,156)

Net Assets as of December 31, 2022:	$2,995,343	$34,387,107	$68,562	$1,809,935

Investment Income:
Reinvested Dividends	50,974	323,798	456	28,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,422	589,344	974	25,934

Net Investment Income (Loss)	11,552	(265,546)	(518)	2,272

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	131,839	1,862,760	3,676	-
Realized Gain (Loss) on Investments	(47,351)	136,541	577	(51,199)

Net Realized Capital Gains (Losses) on Investments	84,488	1,999,301	4,253	(51,199)
Net Change in Unrealized Appreciation (Depreciation)	197,272	7,305,989	13,947	172,773

Net Gain (Loss) on Investment	281,760	9,305,290	18,200	121,574

Net Increase (Decrease) in Net Assets Resulting from Operations	293,312	9,039,744	17,682	123,846

Increase (Decrease) in Net Assets from Contract Transactions	(317,440)	77,476	(1,599)	(237,013)

Total Increase (Decrease) in Net Assets	(24,128)	9,117,220	16,083	(113,167)

Net Assets as of December 31, 2023:	$2,971,215	$43,504,327	$84,645	$1,696,768

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Initial Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$24,482	$9,304,816	$103,123	$28,298,506

Investment Income:
Reinvested Dividends	1,057	65,758	539	453,397
Investment Expense:
Mortality and Expense Risk and Administrative Charges	284	115,477	1,228	328,899

Net Investment Income (Loss)	773	(49,719)	(689)	124,498

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,854	1,472,447	18,173	2,570,573
Realized Gain (Loss) on Investments	(72)	71,913	(158)	(114,940)

Net Realized Capital Gains (Losses) on Investments	1,782	1,544,360	18,015	2,455,633
Net Change in Unrealized Appreciation (Depreciation)	(7,189)	(2,352,963)	(27,218)	(6,942,903)

Net Gain (Loss) on Investment	(5,407)	(808,603)	(9,203)	(4,487,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,634)	(858,322)	(9,892)	(4,362,772)

Increase (Decrease) in Net Assets from Contract Transactions	662	(936,022)	(62)	(2,979,333)

Total Increase (Decrease) in Net Assets	(3,972)	(1,794,344)	(9,954)	(7,342,105)

Net Assets as of December 31, 2022:	$20,510	$7,510,472	$93,169	$20,956,401

Investment Income:
Reinvested Dividends	292	107,672	1,185	389,703
Investment Expense:
Mortality and Expense Risk and Administrative Charges	283	101,842	1,204	282,872

Net Investment Income (Loss)	9	5,830	(19)	106,831

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	660,608	8,935	-
Realized Gain (Loss) on Investments	(126)	(131,970)	(402)	(422,829)

Net Realized Capital Gains (Losses) on Investments	(126)	528,638	8,533	(422,829)
Net Change in Unrealized Appreciation (Depreciation)	1,661	100,274	14	1,747,843

Net Gain (Loss) on Investment	1,535	628,912	8,547	1,325,014

Net Increase (Decrease) in Net Assets Resulting from Operations	1,544	634,742	8,528	1,431,845

Increase (Decrease) in Net Assets from Contract Transactions	773	(641,517)	(55)	(2,134,085)

Total Increase (Decrease) in Net Assets	2,317	(6,775)	8,473	(702,240)

Net Assets as of December 31, 2023:	$22,827	$7,503,697	$101,642	$20,254,161

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Tactical Allocation Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$368,685	$117,450,085	$699,255	$1,065,200

Investment Income:
Reinvested Dividends	4,269	1,158,053	5,309	4,701
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,631	1,341,663	8,088	11,413

Net Investment Income (Loss)	638	(183,610)	(2,779)	(6,712)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,029	11,487,391	69,970	78,950
Realized Gain (Loss) on Investments	1,081	2,421,607	9,703	(17,200)

Net Realized Capital Gains (Losses) on Investments	30,110	13,908,998	79,673	61,750
Net Change in Unrealized Appreciation (Depreciation)	(83,128)	(33,548,484)	(196,339)	(266,614)

Net Gain (Loss) on Investment	(53,018)	(19,639,486)	(116,666)	(204,864)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,380)	(19,823,096)	(119,445)	(211,576)

Increase (Decrease) in Net Assets from Contract Transactions	(67,978)	(8,924,841)	(57,729)	(88,270)

Total Increase (Decrease) in Net Assets	(120,358)	(28,747,937)	(177,174)	(299,846)

Net Assets as of December 31, 2022:	$248,327	$88,702,148	$522,081	$765,354

Investment Income:
Reinvested Dividends	3,934	1,457,104	7,032	7,824
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,274	1,260,548	7,465	10,108

Net Investment Income (Loss)	660	196,556	(433)	(2,284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,079,606	17,987	-
Realized Gain (Loss) on Investments	(2,072)	942,905	5,564	(38,398)

Net Realized Capital Gains (Losses) on Investments	(2,072)	4,022,511	23,551	(38,398)
Net Change in Unrealized Appreciation (Depreciation)	19,312	10,280,002	60,412	111,305

Net Gain (Loss) on Investment	17,240	14,302,513	83,963	72,907

Net Increase (Decrease) in Net Assets Resulting from Operations	17,900	14,499,069	83,530	70,623

Increase (Decrease) in Net Assets from Contract Transactions	1,172	(7,506,290)	(60,483)	5,011

Total Increase (Decrease) in Net Assets	19,072	6,992,779	23,047	75,634

Net Assets as of December 31, 2023:	$267,399	$95,694,927	$545,128	$840,988

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$1,737,799	$1,042,010	$76,732,308	$1,611,365

Investment Income:
Reinvested Dividends	15,761	-	405,036	4,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,727	13,378	969,761	19,171

Net Investment Income (Loss)	(4,966)	(13,378)	(564,725)	(14,323)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	86,599	140,316	10,414,290	228,725
Realized Gain (Loss) on Investments	(41,644)	(23,990)	884,070	5,151

Net Realized Capital Gains (Losses) on Investments	44,955	116,326	11,298,360	233,876
Net Change in Unrealized Appreciation (Depreciation)	(364,934)	(314,389)	(17,912,146)	(371,551)

Net Gain (Loss) on Investment	(319,979)	(198,063)	(6,613,786)	(137,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	(324,945)	(211,441)	(7,178,511)	(151,998)

Increase (Decrease) in Net Assets from Contract Transactions	(71,013)	89,409	(6,539,060)	(153,442)

Total Increase (Decrease) in Net Assets	(395,958)	(122,032)	(13,717,571)	(305,440)

Net Assets as of December 31, 2022:	$1,341,841	$919,978	$63,014,737	$1,305,925

Investment Income:
Reinvested Dividends	15,622	8,314	647,854	10,787
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,712	14,276	878,220	17,664

Net Investment Income (Loss)	(2,090)	(5,962)	(230,366)	(6,877)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,958,875	131,891
Realized Gain (Loss) on Investments	(130,934)	(35,661)	(265,186)	(14,516)

Net Realized Capital Gains (Losses) on Investments	(130,934)	(35,661)	5,693,689	117,375
Net Change in Unrealized Appreciation (Depreciation)	199,026	143,500	913,593	26,135

Net Gain (Loss) on Investment	68,092	107,839	6,607,282	143,510

Net Increase (Decrease) in Net Assets Resulting from Operations	66,002	101,877	6,376,916	136,633

Increase (Decrease) in Net Assets from Contract Transactions	(256,212)	(113,232)	(5,827,214)	(44,794)

Total Increase (Decrease) in Net Assets	(190,210)	(11,355)	549,702	91,839

Net Assets as of December 31, 2023:	$1,151,631	$908,623	$63,564,439	$1,397,764

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2021:	$38,813,797	$415,578	$568,800,625	$2,801,149

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	433,041	4,801	5,644,088	28,501

Net Investment Income (Loss)	(433,041)	(4,801)	(5,644,088)	(28,501)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,820,344	124,183	70,883,159	372,693
Realized Gain (Loss) on Investments	(160,979)	(202)	13,060,831	68,307

Net Realized Capital Gains (Losses) on Investments	9,659,365	123,981	83,943,990	441,000
Net Change in Unrealized Appreciation (Depreciation)	(18,179,897)	(217,645)	(256,746,998)	(1,295,417)

Net Gain (Loss) on Investment	(8,520,532)	(93,664)	(172,803,008)	(854,417)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,953,573)	(98,465)	(178,447,096)	(882,918)

Increase (Decrease) in Net Assets from Contract Transactions	(3,152,972)	841	(38,046,911)	(228,377)

Total Increase (Decrease) in Net Assets	(12,106,545)	(97,624)	(216,494,007)	(1,111,295)

Net Assets as of December 31, 2022:	$26,707,252	$317,954	$352,306,618	$1,689,854

Investment Income:
Reinvested Dividends	-	-	181,164	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	390,244	4,945	5,822,240	29,307

Net Investment Income (Loss)	(390,244)	(4,945)	(5,641,076)	(29,307)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,062,902	16,214	12,758,696	66,787
Realized Gain (Loss) on Investments	(2,266,896)	(7,037)	11,463,489	24,914

Net Realized Capital Gains (Losses) on Investments	(1,203,994)	9,177	24,222,185	91,701
Net Change in Unrealized Appreciation (Depreciation)	6,456,335	55,900	126,209,867	649,018

Net Gain (Loss) on Investment	5,252,341	65,077	150,432,052	740,719

Net Increase (Decrease) in Net Assets Resulting from Operations	4,862,097	60,132	144,790,976	711,412

Increase (Decrease) in Net Assets from Contract Transactions	(3,291,874)	(2,617)	5,173,270	128,859

Total Increase (Decrease) in Net Assets	1,570,223	57,515	149,964,246	840,271

Net Assets as of December 31, 2023:	$28,277,475	$375,469	$502,270,864	$2,530,125

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization

WRL Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Attainer®, WRL Freedon Premier®, WRL Freedom Conqueror®, WRL Freedom Wealth Creator®, WRL Freedom Access®, WRL Freedom Enhancer®, WRL Freedom Bellwether®, and WRL Freedom Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
ProFund VP Communication Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Energy	ProFund VP Oil & Gas
ProFund VP Materials	ProFund VP Basic Materials
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class
TA BlackRock Real Estate Securities Service Class	TA BlackRock Global Real Estate Securities Service Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

Fidelity® VIP Contrafund® Service Class 2	$874,362	$2,314,407

Fidelity® VIP Equity-Income Service Class 2	272,336	680,924

Fidelity® VIP Growth Opportunities Service Class 2	46,876	196,500

Fidelity® VIP Index 500 Service Class 2	8,266	5,523

ProFund Access VP High Yield	735,362	1,022,844

ProFund VP Asia 30	243,795	340,048

ProFund VP Bull	2,729,753	1,987,544

ProFund VP Communication Services	504,247	233,979

ProFund VP Consumer Discretionary	418,579	512,642

ProFund VP Emerging Markets	1,464,576	1,696,830

ProFund VP Energy	857,883	1,943,434

ProFund VP Europe 30	243,093	302,405

ProFund VP Falling U.S. Dollar	105,567	105,542

ProFund VP Financials	211,991	529,285

ProFund VP Government Money Market	7,165,479	7,063,497

ProFund VP International	269,056	885,370

ProFund VP Japan	202,031	316,805

ProFund VP Materials	216,856	1,155,915

ProFund VP Mid-Cap	281,738	707,398

ProFund VP NASDAQ-100	3,240,374	2,380,719

ProFund VP Pharmaceuticals	207,045	674,694

ProFund VP Precious Metals	882,859	608,399

ProFund VP Short Emerging Markets	357,752	262,996

ProFund VP Short International	177,632	155,444

ProFund VP Short NASDAQ-100	1,088,494	1,082,452

ProFund VP Short Small-Cap	326,925	199,525

ProFund VP Small-Cap	278,759	444,177

ProFund VP Small-Cap Value	304,772	293,545

ProFund VP U.S. Government Plus	24,010	116,078

ProFund VP UltraSmall-Cap	416,039	318,784

ProFund VP Utilities	478,758	1,029,233

TA Aegon Bond Initial Class	1,878,550	3,404,662

TA Aegon Bond Service Class	3,817	5,890

TA Aegon Core Bond Initial Class	2,731,767	3,930,806

TA Aegon Core Bond Service Class	11,150	13,503

TA Aegon High Yield Bond Initial Class	1,715,429	1,860,985

TA Aegon High Yield Bond Service Class	2,291	996

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon Sustainable Equity Income Initial Class	$3,034,721	$5,915,775

TA Aegon Sustainable Equity Income Service Class	16,387	19,458

TA Aegon U.S. Government Securities Initial Class	371,373	781,589

TA Aegon U.S. Government Securities Service Class	1,260	1,177

TA BlackRock Government Money Market Initial Class	8,341,796	13,190,079

TA BlackRock Government Money Market Service Class	144,574	372,293

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	5,976	208,211

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	15,443	137,502

TA BlackRock iShares Edge 40 Initial Class	349,268	389,869

TA BlackRock iShares Edge 40 Service Class	649	685

TA BlackRock Real Estate Securities Initial Class	1,001,306	2,277,501

TA BlackRock Real Estate Securities Service Class	20,932	12,533

TA BlackRock Tactical Allocation Service Class	223,717	375,475

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	964,653	958,126

TA Goldman Sachs Managed Risk - Growth ETF Service Class	222,222	335,791

TA International Focus Initial Class	1,669,424	3,095,021

TA International Focus Service Class	5,543	9,152

TA Janus Balanced Service Class	1,872,976	987,728

TA Janus Mid-Cap Growth Initial Class	18,528,587	10,274,711

TA Janus Mid-Cap Growth Service Class	121,992	21,250

TA JPMorgan Asset Allocation - Conservative Initial Class	2,626,336	4,409,862

TA JPMorgan Asset Allocation - Conservative Service Class	12,988	97,740

TA JPMorgan Asset Allocation - Growth Initial Class	3,201,419	7,620,417

TA JPMorgan Asset Allocation - Growth Service Class	73,147	124,894

TA JPMorgan Asset Allocation - Moderate Initial Class	3,275,572	9,435,535

TA JPMorgan Asset Allocation - Moderate Service Class	73,916	64,759

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	8,404,852	13,774,514

TA JPMorgan Asset Allocation - Moderate Growth Service Class	226,384	400,434

TA JPMorgan Enhanced Index Initial Class	6,052,404	4,377,711

TA JPMorgan Enhanced Index Service Class	4,244	2,685

TA JPMorgan International Moderate Growth Initial Class	129,608	364,351

TA JPMorgan International Moderate Growth Service Class	1,626	845

TA JPMorgan Mid Cap Value Initial Class	852,383	827,464

TA JPMorgan Mid Cap Value Service Class	10,121	1,262

TA JPMorgan Tactical Allocation Initial Class	803,180	2,830,436

TA JPMorgan Tactical Allocation Service Class	13,992	12,159

TA Multi-Managed Balanced Initial Class	7,214,332	11,444,459

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA Multi-Managed Balanced Service Class	$26,569	$69,498

TA PIMCO Tactical - Balanced Service Class	119,491	116,763

TA PIMCO Tactical - Conservative Service Class	207,996	466,301

TA PIMCO Tactical - Growth Service Class	20,754	139,951

TA Small/Mid Cap Value Initial Class	8,098,922	8,197,614

TA Small/Mid Cap Value Service Class	152,611	72,391

TA T. Rowe Price Small Cap Initial Class	2,587,097	5,206,311

TA T. Rowe Price Small Cap Service Class	23,057	14,407

TA WMC US Growth Initial Class	55,738,978	43,448,112

TA WMC US Growth Service Class	294,919	128,577

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	3,427	(49,453)	(46,026)	6,904	(57,071)	(50,167)

Fidelity® VIP Equity-Income Service Class 2	90	(19,457)	(19,367)	390	(20,522)	(20,132)

Fidelity® VIP Growth Opportunities Service Class 2	1,175	(3,938)	(2,763)	2,711	(14,329)	(11,618)

Fidelity® VIP Index 500 Service Class 2	172	(118)	54	86	(12)	74

ProFund Access VP High Yield	37,519	(58,477)	(20,958)	49,623	(37,118)	12,505

ProFund VP Asia 30	27,506	(41,635)	(14,129)	20,206	(21,184)	(978)

ProFund VP Bull	58,785	(71,621)	(12,836)	84,273	(116,242)	(31,969)

ProFund VP Communication Services	43,266	(21,151)	22,115	3,546	(7,027)	(3,481)

ProFund VP Consumer Discretionary	10,694	(16,918)	(6,224)	3,721	(28,813)	(25,092)

ProFund VP Emerging Markets	170,160	(205,708)	(35,548)	110,207	(97,725)	12,482

ProFund VP Energy	70,560	(177,514)	(106,954)	180,948	(169,143)	11,805

ProFund VP Europe 30	23,492	(28,390)	(4,898)	13,337	(34,790)	(21,453)

ProFund VP Falling U.S. Dollar	20,705	(20,768)	(63)	38	(3,256)	(3,218)

ProFund VP Financials	7,369	(41,418)	(34,049)	23,354	(71,762)	(48,408)

ProFund VP Government Money Market	794,022	(801,194)	(7,172)	1,102,898	(723,373)	379,525

ProFund VP International	32,637	(98,813)	(66,176)	24,171	(67,389)	(43,218)

ProFund VP Japan	16,178	(25,609)	(9,431)	18,686	(36,236)	(17,550)

ProFund VP Materials	12,566	(66,188)	(53,622)	30,714	(19,864)	10,850

ProFund VP Mid-Cap	13,563	(32,124)	(18,561)	25,907	(81,166)	(55,259)

ProFund VP NASDAQ-100	50,383	(38,107)	12,276	41,901	(65,577)	(23,676)

ProFund VP Pharmaceuticals	8,675	(33,805)	(25,130)	6,854	(22,161)	(15,307)

ProFund VP Precious Metals	156,419	(111,045)	45,374	117,703	(105,263)	12,440

ProFund VP Short Emerging Markets	228,980	(173,781)	55,199	42,121	(71,358)	(29,237)

ProFund VP Short International	77,819	(70,014)	7,805	21,124	(21,374)	(250)

ProFund VP Short NASDAQ-100	2,389,162	(2,306,096)	83,066	2,557,138	(2,081,105)	476,033

ProFund VP Short Small-Cap	423,776	(265,672)	158,104	1,113,280	(948,569)	164,711

ProFund VP Small-Cap	13,858	(21,312)	(7,454)	6,240	(14,449)	(8,209)

ProFund VP Small-Cap Value	12,357	(14,131)	(1,774)	29,852	(38,415)	(8,563)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	1,221	(10,283)	(9,062)	3,080	(16,832)	(13,752)

ProFund VP UltraSmall-Cap	30,591	(20,998)	9,593	37,885	(29,260)	8,625

ProFund VP Utilities	24,109	(54,898)	(30,789)	73,801	(44,824)	28,977

TA Aegon Bond Initial Class	121,614	(218,228)	(96,614)	102,577	(385,768)	(283,191)

TA Aegon Bond Service Class	252	(357)	(105)	6	(1,964)	(1,958)

TA Aegon Core Bond Initial Class	91,011	(147,032)	(56,021)	90,867	(181,462)	(90,595)

TA Aegon Core Bond Service Class	366	(683)	(317)	39	(1,726)	(1,687)

TA Aegon High Yield Bond Initial Class	66,852	(76,460)	(9,608)	30,861	(54,459)	(23,598)

TA Aegon High Yield Bond Service Class	-	(11)	(11)	562	(625)	(63)

TA Aegon Sustainable Equity Income Initial Class	60,559	(144,213)	(83,654)	56,298	(170,150)	(113,852)

TA Aegon Sustainable Equity Income Service Class	293	(497)	(204)	40	(8,573)	(8,533)

TA Aegon U.S. Government Securities Initial Class	26,795	(57,115)	(30,320)	55,825	(91,778)	(35,953)

TA Aegon U.S. Government Securities Service Class	-	(7)	(7)	-	(8)	(8)

TA BlackRock Government Money Market Initial Class	593,976	(1,003,206)	(409,230)	1,342,748	(1,026,323)	316,425

TA BlackRock Government Money Market Service Class	15,151	(41,051)	(25,900)	7,508	(31,774)	(24,266)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	17	(17,113)	(17,096)	15,952	(34,785)	(18,833)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	223	(9,994)	(9,771)	1,238	(10,617)	(9,379)

TA BlackRock iShares Edge 40 Initial Class	15,459	(19,783)	(4,324)	1,282	(10,821)	(9,539)

TA BlackRock iShares Edge 40 Service Class	-	(23)	(23)	-	(130)	(130)

TA BlackRock Real Estate Securities Initial Class	9,377	(68,462)	(59,085)	52,273	(86,259)	(33,986)

TA BlackRock Real Estate Securities Service Class	144	(310)	(166)	278	(759)	(481)

TA BlackRock Tactical Allocation Service Class	957	(25,292)	(24,335)	26,393	(66,536)	(40,143)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	48,441	(64,553)	(16,112)	29,481	(33,151)	(3,670)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	4,959	(18,011)	(13,052)	11,454	(27,418)	(15,964)

TA International Focus Initial Class	67,462	(151,552)	(84,090)	61,775	(166,036)	(104,261)

TA International Focus Service Class	94	(252)	(158)	209	(954)	(745)

TA Janus Balanced Service Class	828,614	(467,019)	361,595	551,828	(918,885)	(367,057)

TA Janus Mid-Cap Growth Initial Class	38,772	(122,507)	(83,735)	16,654	(131,722)	(115,068)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Janus Mid-Cap Growth Service Class	187	(298)	(111)	43	(1,621)	(1,578)

TA JPMorgan Asset Allocation - Conservative Initial Class	127,995	(228,137)	(100,142)	120,297	(411,017)	(290,720)

TA JPMorgan Asset Allocation - Conservative Service Class	90	(4,600)	(4,510)	28	(3,235)	(3,207)

TA JPMorgan Asset Allocation - Growth Initial Class	48,463	(244,569)	(196,106)	45,747	(216,292)	(170,545)

TA JPMorgan Asset Allocation - Growth Service Class	159	(2,847)	(2,688)	417	(3,214)	(2,797)

TA JPMorgan Asset Allocation - Moderate Initial Class	102,164	(411,969)	(309,805)	157,890	(476,705)	(318,815)

TA JPMorgan Asset Allocation - Moderate Service Class	3,066	(3,542)	(476)	2,812	(16,233)	(13,421)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	113,110	(528,120)	(415,010)	197,636	(746,251)	(548,615)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,135	(15,028)	(11,893)	1,980	(14,876)	(12,896)

TA JPMorgan Enhanced Index Initial Class	97,290	(93,384)	3,906	102,524	(133,952)	(31,428)

TA JPMorgan Enhanced Index Service Class	3	(32)	(29)	4	(512)	(508)

TA JPMorgan International Moderate Growth Initial Class	7,996	(26,672)	(18,676)	16,439	(41,262)	(24,823)

TA JPMorgan International Moderate Growth Service Class	107	(45)	62	70	(25)	45

TA JPMorgan Mid Cap Value Initial Class	2,538	(16,904)	(14,366)	1,531	(25,586)	(24,055)

TA JPMorgan Mid Cap Value Service Class	-	(2)	(2)	-	(1)	(1)

TA JPMorgan Tactical Allocation Initial Class	16,322	(75,819)	(59,497)	38,290	(116,314)	(78,024)

TA JPMorgan Tactical Allocation Service Class	624	(562)	62	476	(4,277)	(3,801)

TA Multi-Managed Balanced Initial Class	86,222	(303,155)	(216,933)	124,299	(375,862)	(251,563)

TA Multi-Managed Balanced Service Class	48	(1,736)	(1,688)	56	(1,723)	(1,667)

TA PIMCO Tactical - Balanced Service Class	98,501	(89,701)	8,800	5,913	(73,962)	(68,049)

TA PIMCO Tactical - Conservative Service Class	99,337	(377,226)	(277,889)	182,152	(233,244)	(51,092)

TA PIMCO Tactical - Growth Service Class	9,409	(92,220)	(82,811)	23,116	(74,295)	(51,179)

TA Small/Mid Cap Value Initial Class	42,070	(158,597)	(116,527)	49,241	(192,922)	(143,681)

TA Small/Mid Cap Value Service Class	221	(1,121)	(900)	55	(3,261)	(3,206)

TA T. Rowe Price Small Cap Initial Class	36,929	(111,296)	(74,367)	25,827	(101,223)	(75,396)

TA T. Rowe Price Small Cap Service Class	121	(174)	(53)	54	(38)	16

TA WMC US Growth Initial Class	891,766	(725,383)	166,383	47,603	(812,478)	(764,875)

TA WMC US Growth Service Class	4,458	(1,725)	2,733	378	(4,909)	(4,531)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	$106,402	$(2,044,993)	$(1,938,591)	$284,779	$(2,223,658)	$(1,938,879)

Fidelity® VIP Equity-Income Service Class 2	2,202	(599,168)	(596,966)	10,006	(606,035)	(596,029)

Fidelity® VIP Growth Opportunities Service Class 2	47,640	(154,291)	(106,651)	121,838	(544,117)	(422,279)

Fidelity® VIP Index 500 Service Class 2	6,959	(4,744)	2,215	3,296	(464)	2,832

ProFund Access VP High Yield	655,774	(1,002,337)	(346,563)	844,140	(607,920)	236,220

ProFund VP Asia 30	222,565	(333,055)	(110,490)	179,564	(173,780)	5,784

ProFund VP Bull	1,584,506	(1,894,844)	(310,338)	2,309,318	(3,145,534)	(836,216)

ProFund VP Communication Services	500,796	(227,186)	273,610	32,677	(74,765)	(42,088)

ProFund VP Consumer Discretionary	295,048	(475,950)	(180,902)	122,776	(828,050)	(705,274)

ProFund VP Emerging Markets	1,327,696	(1,606,480)	(278,784)	903,523	(741,696)	161,827

ProFund VP Energy	773,459	(1,891,108)	(1,117,649)	1,817,258	(1,793,549)	23,709

ProFund VP Europe 30	233,578	(294,332)	(60,754)	133,133	(337,331)	(204,198)

ProFund VP Falling U.S. Dollar	105,576	(104,912)	664	183	(17,193)	(17,010)

ProFund VP Financials	127,037	(502,794)	(375,757)	324,594	(975,712)	(651,118)

ProFund VP Government Money Market	6,846,748	(6,944,960)	(98,212)	9,552,562	(6,275,892)	3,276,670

ProFund VP International	273,402	(803,897)	(530,495)	194,511	(540,204)	(345,693)

ProFund VP Japan	202,104	(311,716)	(109,612)	199,903	(388,680)	(188,777)

ProFund VP Materials	206,424	(1,120,699)	(914,275)	527,847	(329,049)	198,798

ProFund VP Mid-Cap	283,476	(653,259)	(369,783)	523,097	(1,586,486)	(1,063,389)

ProFund VP NASDAQ-100	3,209,324	(2,246,266)	963,058	2,363,045	(3,688,020)	(1,324,975)

ProFund VP Pharmaceuticals	162,864	(646,222)	(483,358)	151,208	(474,955)	(323,747)

ProFund VP Precious Metals	884,460	(579,387)	305,073	746,977	(605,906)	141,071

ProFund VP Short Emerging Markets	357,274	(261,776)	95,498	71,409	(119,812)	(48,403)

ProFund VP Short International	175,005	(154,719)	20,286	51,616	(52,698)	(1,082)

ProFund VP Short NASDAQ-100	1,088,243	(1,078,349)	9,894	1,288,216	(1,020,156)	268,060

ProFund VP Short Small-Cap	313,612	(197,361)	116,251	793,602	(667,476)	126,126

ProFund VP Small-Cap	280,382	(414,130)	(133,748)	115,805	(275,970)	(160,165)

ProFund VP Small-Cap Value	216,743	(267,276)	(50,533)	597,585	(775,153)	(177,568)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP U.S. Government Plus	$12,417	$(111,831)	$(99,414)	$42,408	$(239,983)	$(197,575)

ProFund VP UltraSmall-Cap	418,346	(296,494)	121,852	644,261	(546,427)	97,834

ProFund VP Utilities	442,715	(990,998)	(548,283)	1,532,626	(884,209)	648,417

TA Aegon Bond Initial Class	1,753,142	(3,191,527)	(1,438,385)	1,488,716	(5,908,509)	(4,419,793)

TA Aegon Bond Service Class	3,285	(4,668)	(1,383)	76	(26,521)	(26,445)

TA Aegon Core Bond Initial Class	2,134,291	(3,634,953)	(1,500,662)	1,831,653	(4,462,246)	(2,630,593)

TA Aegon Core Bond Service Class	4,920	(9,453)	(4,533)	635	(25,614)	(24,979)

TA Aegon High Yield Bond Initial Class	1,511,930	(1,797,450)	(285,520)	733,060	(1,269,682)	(536,622)

TA Aegon High Yield Bond Service Class	-	(242)	(242)	12,422	(13,881)	(1,459)

TA Aegon Sustainable Equity Income Initial Class	2,129,143	(5,365,523)	(3,236,380)	1,348,675	(6,042,451)	(4,693,776)

TA Aegon Sustainable Equity Income Service Class	9,114	(14,672)	(5,558)	1,173	(265,488)	(264,315)

TA Aegon U.S. Government Securities Initial Class	290,417	(713,536)	(423,119)	645,190	(1,143,414)	(498,224)

TA Aegon U.S. Government Securities Service Class	-	(88)	(88)	-	(89)	(89)

TA BlackRock Government Money Market Initial Class	6,899,889	(12,783,909)	(5,884,020)	16,507,807	(12,564,442)	3,943,365

TA BlackRock Government Money Market Service Class	133,425	(368,977)	(235,552)	70,797	(293,932)	(223,135)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	201	(202,433)	(202,232)	193,523	(437,361)	(243,838)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	2,497	(123,970)	(121,473)	15,158	(125,498)	(110,340)

TA BlackRock iShares Edge 40 Initial Class	292,729	(369,119)	(76,390)	20,879	(186,434)	(165,555)

TA BlackRock iShares Edge 40 Service Class	-	(452)	(452)	-	(2,496)	(2,496)

TA BlackRock Real Estate Securities Initial Class	249,061	(2,107,948)	(1,858,887)	1,175,858	(2,837,228)	(1,661,370)

TA BlackRock Real Estate Securities Service Class	3,857	(8,342)	(4,485)	7,714	(24,456)	(16,742)

TA BlackRock Tactical Allocation Service Class	11,644	(325,325)	(313,681)	349,409	(864,007)	(514,598)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	659,748	(907,115)	(247,367)	406,282	(458,236)	(51,954)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	79,273	(286,132)	(206,859)	172,888	(414,810)	(241,922)

TA International Focus Initial Class	1,213,716	(2,775,786)	(1,562,070)	1,092,010	(3,052,792)	(1,960,782)

TA International Focus Service Class	2,683	(7,079)	(4,396)	5,717	(26,865)	(21,148)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Janus Balanced Service Class	$1,552,685	$(887,948)	$664,737	$1,047,899	$(1,774,503)	$(726,604)

TA Janus Mid-Cap Growth Initial Class	1,667,644	(9,076,774)	(7,409,130)	1,074,303	(11,114,347)	(10,040,044)

TA Janus Mid-Cap Growth Service Class	8,747	(13,330)	(4,583)	1,925	(72,975)	(71,050)

TA JPMorgan Asset Allocation - Conservative Initial Class	2,081,170	(4,050,815)	(1,969,645)	2,099,101	(7,515,598)	(5,416,497)

TA JPMorgan Asset Allocation - Conservative Service Class	1,758	(89,951)	(88,193)	646	(62,485)	(61,839)

TA JPMorgan Asset Allocation - Growth Initial Class	1,384,420	(6,821,082)	(5,436,662)	1,282,243	(6,110,016)	(4,827,773)

TA JPMorgan Asset Allocation - Growth Service Class	5,257	(94,361)	(89,104)	13,955	(111,786)	(97,831)

TA JPMorgan Asset Allocation - Moderate Initial Class	1,650,327	(8,612,441)	(6,962,114)	3,033,086	(10,094,095)	(7,061,009)

TA JPMorgan Asset Allocation - Moderate Service Class	39,825	(48,971)	(9,146)	48,901	(374,860)	(325,959)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,535,210	(12,461,953)	(9,926,743)	3,797,178	(16,880,777)	(13,083,599)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	45,572	(363,012)	(317,440)	30,430	(409,964)	(379,534)

TA JPMorgan Enhanced Index Initial Class	3,934,125	(3,856,649)	77,476	4,180,909	(5,336,512)	(1,155,603)

TA JPMorgan Enhanced Index Service Class	122	(1,721)	(1,599)	197	(26,371)	(26,174)

TA JPMorgan International Moderate Growth Initial Class	102,421	(339,434)	(237,013)	215,580	(535,243)	(319,663)

TA JPMorgan International Moderate Growth Service Class	1,342	(569)	773	964	(302)	662

TA JPMorgan Mid Cap Value Initial Class	84,394	(725,911)	(641,517)	49,140	(985,162)	(936,022)

TA JPMorgan Mid Cap Value Service Class	-	(55)	(55)	-	(62)	(62)

TA JPMorgan Tactical Allocation Initial Class	442,113	(2,576,198)	(2,134,085)	851,720	(3,831,053)	(2,979,333)

TA JPMorgan Tactical Allocation Service Class	10,299	(9,127)	1,172	8,584	(76,562)	(67,978)

TA Multi-Managed Balanced Initial Class	2,766,820	(10,273,110)	(7,506,290)	3,325,665	(12,250,506)	(8,924,841)

TA Multi-Managed Balanced Service Class	1,644	(62,127)	(60,483)	1,890	(59,619)	(57,729)

TA PIMCO Tactical - Balanced Service Class	111,848	(106,837)	5,011	7,334	(95,604)	(88,270)

TA PIMCO Tactical - Conservative Service Class	192,854	(449,066)	(256,212)	236,496	(307,509)	(71,013)

TA PIMCO Tactical - Growth Service Class	12,631	(125,863)	(113,232)	218,287	(128,878)	89,409

TA Small/Mid Cap Value Initial Class	1,570,787	(7,398,001)	(5,827,214)	2,127,582	(8,666,642)	(6,539,060)

TA Small/Mid Cap Value Service Class	10,885	(55,679)	(44,794)	2,714	(156,156)	(153,442)

TA T. Rowe Price Small Cap Initial Class	1,562,396	(4,854,270)	(3,291,874)	1,103,665	(4,256,637)	(3,152,972)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA T. Rowe Price Small Cap Service Class	$6,981	$(9,598)	$(2,617)	$2,996	$(2,155)	$841

TA WMC US Growth Initial Class	43,189,041	(38,015,771)	5,173,270	2,235,852	(40,282,763)	(38,046,911)

TA WMC US Growth Service Class	229,593	(100,734)	128,859	18,855	(247,232)	(228,377)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Contrafund® Service Class 2
12/31/2023	453,410	$49.17	to	$20.08	$21,325,082	0.26%	1.25%	to	2.50%	31.48%	to	29.88%
12/31/2022	499,436	37.39	to	15.46	17,928,851	0.26	1.25	to	2.50	(27.39)	to	(28.28)
12/31/2021	549,603	51.50	to	21.55	27,193,887	0.03	1.25	to	2.50	25.94	to	24.40
12/31/2020	706,088	40.90	to	17.32	27,823,054	0.08	1.25	to	2.50	28.63	to	27.06
12/31/2019	770,478	31.79	to	13.63	23,647,400	0.21	1.25	to	2.50	29.65	to	28.07
Fidelity® VIP Equity-Income Service Class 2
12/31/2023	180,906	34.25	to	15.11	5,939,103	1.71	1.25	to	2.50	9.02	to	7.69
12/31/2022	200,273	31.41	to	14.03	6,040,292	1.68	1.25	to	2.50	(6.41)	to	(7.55)
12/31/2021	220,405	33.57	to	15.18	7,101,244	1.60	1.25	to	2.50	23.07	to	21.57
12/31/2020	260,554	27.27	to	12.49	6,832,372	1.63	1.25	to	2.50	5.13	to	3.84
12/31/2019	289,721	25.94	to	12.02	7,237,308	1.80	1.25	to	2.50	25.54	to	24.01
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2023	77,200	47.02	to	29.75	3,493,162	-	1.25	to	2.50	43.52	to	41.77
12/31/2022	79,963	32.76	to	20.98	2,525,364	-	1.25	to	2.50	(39.08)	to	(39.82)
12/31/2021	91,581	53.78	to	34.87	4,762,403	-	1.25	to	2.50	10.29	to	8.95
12/31/2020	107,222	48.76	to	32.00	5,062,921	-	1.25	to	2.50	66.16	to	64.13
12/31/2019	134,060	29.35	to	19.50	3,807,868	-	1.25	to	2.50	38.76	to	37.07
Fidelity® VIP Index 500 Service Class 2
12/31/2023	1,548	45.34	to	41.95	70,180	1.33	1.40	to	1.80	24.15	to	23.66
12/31/2022	1,494	36.52	to	33.92	54,547	1.24	1.40	to	1.80	(19.54)	to	(19.86)
12/31/2021	1,420	45.39	to	42.33	64,453	1.08	1.40	to	1.80	26.49	to	25.99
12/31/2020	1,310	35.89	to	33.59	47,023	1.59	1.40	to	1.80	16.32	to	15.86
12/31/2019	1,242	30.85	to	29.00	38,314	1.62	1.40	to	1.80	29.21	to	28.70
ProFund Access VP High Yield
12/31/2023	93,375	18.85	to	10.04	1,713,633	5.13	1.25	to	2.50	9.07	to	7.74
12/31/2022	114,333	17.28	to	9.32	1,929,570	3.59	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	101,828	19.01	to	10.38	1,883,803	2.50	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	122,310	19.20	to	10.61	2,291,643	5.31	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	129,072	19.45	to	10.88	2,452,609	4.73	1.25	to	2.50	11.04	to	9.69
ProFund VP Asia 30
12/31/2023	51,092	8.57	to	9.00	432,224	0.11	1.25	to	2.50	3.03	to	1.78
12/31/2022	65,221	8.32	to	8.84	532,055	0.54	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	66,199	11.14	to	12.00	726,995	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	100,089	13.85	to	15.09	1,364,711	1.08	1.25	to	2.50	33.88	to	32.24
12/31/2019	132,954	10.34	to	11.41	1,353,350	0.22	1.25	to	2.50	24.75	to	23.22
ProFund VP Bull
12/31/2023	238,243	31.59	to	25.25	7,237,438	-	1.25	to	2.65	22.22	to	20.56
12/31/2022	251,079	25.85	to	20.95	6,224,391	-	1.25	to	2.65	(20.73)	to	(21.81)
12/31/2021	283,048	32.61	to	26.79	8,841,342	-	1.25	to	2.65	24.77	to	23.07
12/31/2020	376,125	26.13	to	21.77	9,418,645	0.09	1.25	to	2.65	14.60	to	13.04
12/31/2019	406,666	22.81	to	19.26	8,923,383	0.33	1.25	to	2.65	27.29	to	25.55
ProFund VP Communication Services
12/31/2023	66,518	12.73	to	10.56	821,968	0.82	1.25	to	2.50	30.19	to	28.61
12/31/2022	44,403	9.78	to	8.21	419,616	1.89	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	47,884	12.57	to	10.68	588,782	1.14	1.25	to	2.50	16.95	to	15.53
12/31/2020	67,940	10.75	to	9.25	717,231	0.86	1.25	to	2.50	1.88	to	0.63
12/31/2019	75,578	10.55	to	9.19	788,893	3.37	1.25	to	2.50	13.35	to	11.97

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Consumer Discretionary
12/31/2023	79,715	$34.33	to	$15.56	$2,631,666	-%	1.25%	to	2.50%	30.43%	to	28.85%
12/31/2022	85,939	26.32	to	12.08	2,175,739	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	111,031	38.92	to	18.08	4,168,648	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	145,879	35.75	to	16.81	5,055,158	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	160,964	28.20	to	13.43	4,431,509	-	1.25	to	2.50	23.10	to	21.60
ProFund VP Emerging Markets
12/31/2023	894,836	8.36	to	7.68	7,304,215	2.07	1.25	to	2.65	13.89	to	12.34
12/31/2022	930,384	7.34	to	6.84	6,679,947	0.64	1.25	to	2.65	(17.23)	to	(18.35)
12/31/2021	917,902	8.87	to	8.37	7,968,747	-	1.25	to	2.65	(19.03)	to	(20.13)
12/31/2020	731,406	10.96	to	10.49	7,851,658	0.60	1.25	to	2.65	25.16	to	23.45
12/31/2019	877,583	8.75	to	8.49	7,535,763	0.47	1.25	to	2.65	22.70	to	21.03
ProFund VP Energy
12/31/2023	277,909	11.02	to	9.98	2,983,306	2.27	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	384,863	11.45	to	10.49	4,296,952	0.89	1.25	to	2.50	57.47	to	55.55
12/31/2021	373,058	7.27	to	6.75	2,655,752	1.83	1.25	to	2.50	50.06	to	48.23
12/31/2020	236,402	4.84	to	4.55	1,122,213	2.48	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	236,439	7.48	to	7.12	1,736,836	1.37	1.25	to	2.50	7.18	to	5.87
ProFund VP Europe 30
12/31/2023	45,708	10.79	to	14.44	492,687	1.98	1.25	to	2.65	16.02	to	14.44
12/31/2022	50,606	9.30	to	12.62	482,242	1.21	1.25	to	2.65	(8.90)	to	(10.14)
12/31/2021	72,059	10.21	to	14.04	755,432	0.91	1.25	to	2.65	22.99	to	21.32
12/31/2020	65,194	8.30	to	11.58	569,569	2.59	1.25	to	2.65	(10.35)	to	(11.58)
12/31/2019	77,818	9.26	to	13.09	765,882	2.74	1.25	to	2.65	16.33	to	14.75
ProFund VP Falling U.S. Dollar
12/31/2023	4,149	5.23	to	7.50	21,127	-	1.25	to	2.50	1.97	to	0.73
12/31/2022	4,212	5.13	to	7.45	21,067	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	7,430	5.69	to	8.36	41,354	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	9,924	6.26	to	9.32	61,308	0.33	1.25	to	2.50	3.51	to	2.25
12/31/2019	4,565	6.05	to	9.12	27,080	0.05	1.25	to	2.50	(3.55)	to	(4.72)
ProFund VP Financials
12/31/2023	141,527	13.87	to	14.15	1,996,965	0.45	1.25	to	2.50	12.48	to	11.12
12/31/2022	175,576	12.33	to	12.73	2,160,194	0.09	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	223,984	14.71	to	15.38	3,298,703	0.34	1.25	to	2.50	28.50	to	26.93
12/31/2020	249,878	11.45	to	12.12	2,851,968	0.65	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	305,753	11.80	to	12.64	3,585,937	0.51	1.25	to	2.50	28.66	to	27.09
ProFund VP Government Money Market
12/31/2023	911,193	9.18	to	7.84	7,954,722	4.07	1.25	to	2.65	2.87	to	1.47
12/31/2022	918,365	8.93	to	7.73	7,852,944	1.18	1.25	to	2.65	(0.20)	to	(1.56)
12/31/2021	538,840	8.94	to	7.85	4,602,129	0.01	1.25	to	2.65	(1.22)	to	(2.57)
12/31/2020	731,645	9.05	to	8.05	6,362,890	0.03	1.25	to	2.65	(1.19)	to	(2.54)
12/31/2019	417,993	9.16	to	8.26	3,677,097	0.82	1.25	to	2.65	(0.47)	to	(1.83)
ProFund VP International
12/31/2023	704,237	8.70	to	11.31	6,012,374	-	1.25	to	2.65	14.13	to	12.58
12/31/2022	770,413	7.62	to	10.05	5,783,291	-	1.25	to	2.65	(17.48)	to	(18.60)
12/31/2021	813,631	9.24	to	12.34	7,428,870	-	1.25	to	2.65	7.48	to	6.01
12/31/2020	158,381	8.60	to	11.64	1,427,556	0.49	1.25	to	2.65	3.60	to	2.19
12/31/2019	186,580	8.30	to	11.39	1,634,996	0.26	1.25	to	2.65	17.80	to	16.19
ProFund VP Japan
12/31/2023	25,918	13.63	to	15.28	338,251	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	35,349	10.26	to	11.64	350,609	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	52,899	11.53	to	13.25	601,080	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	41,789	11.24	to	13.07	468,936	0.28	1.25	to	2.50	14.50	to	13.11
12/31/2019	47,925	9.81	to	11.55	471,613	0.13	1.25	to	2.50	18.52	to	17.07

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Materials
12/31/2023	106,183	$18.57	to	$14.42	$1,897,008	0.46%	1.25%	to	2.50%	10.99%	to	9.64%
12/31/2022	159,805	16.73	to	13.16	2,589,298	0.18	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	148,955	18.64	to	14.84	2,698,572	0.24	1.25	to	2.50	24.08	to	22.57
12/31/2020	109,717	15.02	to	12.11	1,611,889	0.67	1.25	to	2.50	15.05	to	13.64
12/31/2019	130,845	13.06	to	10.65	1,675,113	0.33	1.25	to	2.50	16.27	to	14.85
ProFund VP Mid-Cap
12/31/2023	183,524	22.90	to	13.19	4,064,850	-	1.25	to	2.50	12.43	to	11.06
12/31/2022	202,085	20.37	to	11.87	3,983,851	-	1.25	to	2.50	(15.97)	to	(16.99)
12/31/2021	257,344	24.24	to	14.30	6,031,406	-	1.25	to	2.50	20.70	to	19.23
12/31/2020	147,177	20.08	to	12.00	2,805,038	1.07	1.25	to	2.50	9.39	to	8.06
12/31/2019	125,779	18.36	to	11.10	2,186,921	0.15	1.25	to	2.50	22.00	to	20.51
ProFund VP NASDAQ-100
12/31/2023	191,227	75.21	to	46.21	13,674,360	-	1.25	to	2.65	50.30	to	48.26
12/31/2022	178,951	50.04	to	31.17	8,447,332	-	1.25	to	2.65	(34.73)	to	(35.62)
12/31/2021	202,627	76.66	to	48.41	14,532,022	-	1.25	to	2.65	23.26	to	21.58
12/31/2020	267,990	62.19	to	39.82	15,667,230	-	1.25	to	2.65	43.77	to	41.81
12/31/2019	271,981	43.26	to	28.08	11,101,979	-	1.25	to	2.65	35.01	to	33.17
ProFund VP Pharmaceuticals
12/31/2023	79,152	20.84	to	11.27	1,577,196	0.51	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	104,282	22.32	to	12.23	2,228,661	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	119,589	24.08	to	13.35	2,762,143	0.29	1.25	to	2.50	9.83	to	8.49
12/31/2020	151,355	21.92	to	12.31	3,195,710	0.13	1.25	to	2.50	11.12	to	9.77
12/31/2019	114,413	19.73	to	11.21	2,194,284	0.80	1.25	to	2.50	12.63	to	11.26
ProFund VP Precious Metals
12/31/2023	377,317	5.57	to	4.81	2,038,757	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	331,943	5.56	to	4.86	1,788,800	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	319,503	6.33	to	5.60	1,961,534	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	310,699	7.03	to	6.30	2,123,598	0.23	1.25	to	2.50	22.57	to	21.08
12/31/2019	470,215	5.74	to	5.20	2,637,624	0.04	1.25	to	2.50	44.18	to	42.42
ProFund VP Short Emerging Markets
12/31/2023	78,316	1.48	to	2.32	116,940	0.25	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	23,117	1.69	to	2.70	40,918	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	52,354	1.61	to	2.59	86,505	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	23,766	1.48	to	2.42	36,846	0.86	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	44,107	2.20	to	3.63	99,316	0.55	1.25	to	2.50	(21.97)	to	(22.92)
ProFund VP Short International
12/31/2023	13,453	2.18	to	3.20	28,773	4.70	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	5,648	2.46	to	3.66	13,863	-	1.25	to	2.50	11.07	to	9.72
12/31/2021	5,898	2.21	to	3.33	13,018	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	6,101	2.58	to	3.95	15,531	0.52	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	6,268	3.15	to	4.87	19,465	0.60	1.25	to	2.50	(18.44)	to	(19.43)
ProFund VP Short NASDAQ-100
12/31/2023	914,650	0.37	to	0.39	327,031	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	831,584	0.55	to	0.59	453,463	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	355,551	0.41	to	0.45	149,929	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	205,296	0.56	to	0.61	120,323	0.14	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	180,892	0.98	to	1.09	172,605	0.14	1.25	to	2.50	(28.94)	to	(29.81)
ProFund VP Short Small-Cap
12/31/2023	386,743	0.69	to	0.87	263,708	0.35	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	228,639	0.78	to	1.00	177,482	-	1.25	to	2.50	16.36	to	14.94
12/31/2021	63,928	0.67	to	0.87	41,783	-	1.25	to	2.50	(20.05)	to	(21.03)
12/31/2020	54,122	0.84	to	1.10	44,406	0.12	1.25	to	2.50	(32.80)	to	(33.63)
12/31/2019	540,411	1.25	to	1.66	662,556	0.12	1.25	to	2.50	(21.76)	to	(22.72)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap
12/31/2023	107,957	$22.16	to	$11.80	$2,307,649	-%	1.25%	to	2.50%	13.49%	to	12.11%
12/31/2022	115,411	19.52	to	10.52	2,174,853	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	123,620	25.29	to	13.80	3,011,504	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	62,524	22.69	to	12.53	1,323,314	0.05	1.25	to	2.50	15.61	to	14.20
12/31/2019	90,536	19.62	to	10.97	1,657,791	-	1.25	to	2.50	22.08	to	20.59
ProFund VP Small-Cap Value
12/31/2023	97,847	21.75	to	12.09	2,034,199	0.02	1.25	to	2.50	11.55	to	10.19
12/31/2022	99,621	19.50	to	10.97	1,887,654	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	108,184	22.55	to	12.84	2,377,644	0.09	1.25	to	2.50	26.97	to	25.42
12/31/2020	60,116	17.76	to	10.24	1,040,185	0.03	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	74,749	17.79	to	10.39	1,296,075	-	1.25	to	2.50	21.05	to	19.57
ProFund VP U.S. Government Plus
12/31/2023	22,765	11.87	to	5.91	241,489	4.06	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	31,827	12.02	to	6.06	348,239	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	45,579	20.87	to	10.65	861,216	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	57,029	22.74	to	11.75	1,186,131	0.04	1.25	to	2.50	19.20	to	17.75
12/31/2019	51,902	19.08	to	9.98	928,007	0.85	1.25	to	2.50	16.76	to	15.34
ProFund VP UltraSmall-Cap
12/31/2023	131,244	17.13	to	10.70	2,205,248	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	121,651	14.17	to	8.96	1,692,708	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	113,026	25.47	to	16.30	2,839,091	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	127,817	20.92	to	13.55	2,636,200	0.12	1.25	to	2.50	14.95	to	13.55
12/31/2019	222,784	18.20	to	11.93	3,959,951	-	1.25	to	2.50	45.51	to	43.74
ProFund VP Utilities
12/31/2023	126,168	18.61	to	12.30	2,281,080	1.40	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	156,957	20.61	to	13.80	3,147,083	1.08	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	127,980	20.92	to	14.18	2,612,157	1.61	1.25	to	2.50	13.98	to	12.59
12/31/2020	148,071	18.35	to	12.59	2,652,890	1.57	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	176,089	19.04	to	13.22	3,283,795	1.54	1.25	to	2.50	21.36	to	19.88
TA Aegon Bond Initial Class
12/31/2023	1,058,939	16.46	to	9.47	16,086,999	0.92	1.25	to	2.65	5.14	to	3.71
12/31/2022	1,155,553	15.66	to	9.13	16,755,415	2.55	1.25	to	2.65	(15.89)	to	(17.03)
12/31/2021	1,438,744	18.61	to	11.01	24,879,766	1.52	1.25	to	2.65	(2.10)	to	(3.43)
12/31/2020	1,595,410	19.01	to	11.40	28,392,123	3.98	1.25	to	2.65	6.36	to	4.91
12/31/2019	1,829,150	17.88	to	10.87	30,824,370	2.50	1.25	to	2.65	7.08	to	5.61
TA Aegon Bond Service Class
12/31/2023	6,471	14.54	to	12.99	90,695	0.63	1.25	to	1.80	4.88	to	4.31
12/31/2022	6,576	13.86	to	12.46	88,029	2.54	1.25	to	1.80	(16.13)	to	(16.58)
12/31/2021	8,534	16.53	to	14.93	135,316	1.18	1.25	to	1.80	(2.29)	to	(2.82)
12/31/2020	10,128	16.91	to	15.36	164,131	4.02	1.25	to	1.80	6.08	to	5.51
12/31/2019	14,709	15.94	to	14.56	226,145	2.26	1.25	to	1.80	6.88	to	6.30
TA Aegon Core Bond Initial Class
12/31/2023	870,781	40.82	to	9.54	23,151,377	2.70	1.25	to	2.65	4.73	to	3.31
12/31/2022	926,802	38.98	to	9.24	23,640,917	2.89	1.25	to	2.65	(13.84)	to	(15.01)
12/31/2021	1,017,397	45.24	to	10.87	30,351,342	2.79	1.25	to	2.65	(2.25)	to	(3.59)
12/31/2020	1,218,985	46.28	to	11.27	36,929,096	3.82	1.25	to	2.65	6.14	to	4.69
12/31/2019	1,113,966	43.61	to	10.77	32,767,266	2.52	1.25	to	2.65	7.19	to	5.72
TA Aegon Core Bond Service Class
12/31/2023	20,133	14.84	to	13.26	283,336	2.28	1.25	to	1.80	4.48	to	3.92
12/31/2022	20,450	14.20	to	12.76	276,321	2.38	1.25	to	1.80	(14.07)	to	(14.53)
12/31/2021	22,137	16.53	to	14.93	349,671	2.37	1.25	to	1.80	(2.49)	to	(3.01)
12/31/2020	22,080	16.95	to	15.40	358,838	3.40	1.25	to	1.80	5.84	to	5.27
12/31/2019	23,349	16.01	to	14.62	360,413	2.18	1.25	to	1.80	6.92	to	6.34

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon High Yield Bond Initial Class
12/31/2023	180,737	$26.40	to	$13.89	$4,429,466	4.52%	1.25%	to	2.50%	9.74%	to	8.40%
12/31/2022	190,345	24.05	to	12.81	4,303,167	5.85	1.25	to	2.50	(12.22)	to	(13.29)
12/31/2021	213,943	27.40	to	14.78	5,499,349	5.20	1.25	to	2.50	5.03	to	3.75
12/31/2020	275,758	26.09	to	14.24	6,830,199	6.53	1.25	to	2.50	3.74	to	2.48
12/31/2019	318,230	25.15	to	13.90	7,623,087	6.14	1.25	to	2.50	12.80	to	11.43
TA Aegon High Yield Bond Service Class
12/31/2023	2,358	25.11	to	22.44	57,375	4.22	1.25	to	1.80	9.51	to	8.91
12/31/2022	2,369	22.93	to	20.60	52,708	5.46	1.25	to	1.80	(12.55)	to	(13.02)
12/31/2021	2,432	26.22	to	23.69	61,991	6.03	1.25	to	1.80	4.94	to	4.37
12/31/2020	7,897	24.98	to	22.69	194,496	6.05	1.25	to	1.80	3.39	to	2.83
12/31/2019	8,132	24.16	to	22.07	193,564	5.96	1.25	to	1.80	12.57	to	11.96
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	1,098,011	45.82	to	16.30	44,528,294	2.21	1.25	to	2.65	4.97	to	3.54
12/31/2022	1,181,665	43.65	to	15.74	45,744,202	2.16	1.25	to	2.65	(12.72)	to	(13.91)
12/31/2021	1,295,517	50.01	to	18.29	57,812,032	2.14	1.25	to	2.65	20.91	to	19.26
12/31/2020	1,409,422	41.36	to	15.33	52,146,376	3.02	1.25	to	2.65	(8.50)	to	(9.75)
12/31/2019	1,509,939	45.20	to	16.99	61,580,013	2.46	1.25	to	2.65	22.38	to	20.71
TA Aegon Sustainable Equity Income Service Class
12/31/2023	12,398	33.24	to	29.71	408,884	1.92	1.25	to	1.80	4.70	to	4.14
12/31/2022	12,602	31.75	to	28.53	396,509	1.53	1.25	to	1.80	(12.93)	to	(13.40)
12/31/2021	21,135	36.47	to	32.95	761,609	1.87	1.25	to	1.80	20.61	to	19.96
12/31/2020	22,860	30.23	to	27.46	682,427	2.75	1.25	to	1.80	(8.73)	to	(9.22)
12/31/2019	25,177	33.13	to	30.25	817,718	2.23	1.25	to	1.80	22.05	to	21.39
TA Aegon U.S. Government Securities Initial Class
12/31/2023	372,626	13.79	to	8.46	4,710,465	1.75	1.25	to	2.50	2.72	to	1.47
12/31/2022	402,946	13.43	to	8.33	5,018,838	1.06	1.25	to	2.50	(14.10)	to	(15.14)
12/31/2021	438,899	15.63	to	9.82	6,416,303	2.17	1.25	to	2.50	(3.60)	to	(4.77)
12/31/2020	569,748	16.21	to	10.31	8,688,079	1.85	1.25	to	2.50	7.63	to	6.32
12/31/2019	478,822	15.06	to	9.70	6,824,252	2.00	1.25	to	2.50	5.29	to	4.00
TA Aegon U.S. Government Securities Service Class
12/31/2023	7,170	12.33	to	11.02	87,986	1.46	1.25	to	1.80	2.41	to	1.86
12/31/2022	7,177	12.04	to	10.82	86,025	0.81	1.25	to	1.80	(14.36)	to	(14.83)
12/31/2021	7,185	14.06	to	12.71	100,580	1.64	1.25	to	1.80	(3.74)	to	(4.26)
12/31/2020	7,749	14.61	to	13.27	112,400	1.44	1.25	to	1.80	7.32	to	6.74
12/31/2019	8,097	13.61	to	12.43	109,133	1.77	1.25	to	1.80	5.04	to	4.47
TA BlackRock Government Money Market Initial Class
12/31/2023	2,270,174	16.16	to	11.58	28,739,514	4.75	1.25	to	2.65	3.57	to	2.16
12/31/2022	2,679,404	15.61	to	11.33	33,587,669	1.42	1.25	to	2.65	0.16	to	(1.21)
12/31/2021	2,362,979	15.58	to	11.47	29,646,855	0.00	1.25	to	2.65	(1.23)	to	(2.58)
12/31/2020	2,794,375	15.78	to	11.77	35,419,380	0.24	1.25	to	2.65	(0.95)	to	(2.30)
12/31/2019	1,932,882	15.93	to	12.05	25,524,243	1.96	1.25	to	2.65	0.71	to	(0.66)
TA BlackRock Government Money Market Service Class
12/31/2023	19,016	9.79	to	8.75	182,873	4.53	1.25	to	1.80	3.38	to	2.82
12/31/2022	44,916	9.47	to	8.51	410,598	1.37	1.25	to	1.80	0.16	to	(0.38)
12/31/2021	69,182	9.46	to	8.55	633,921	0.01	1.25	to	1.80	(1.23)	to	(1.76)
12/31/2020	48,444	9.58	to	8.70	449,092	0.22	1.25	to	1.80	(0.99)	to	(1.53)
12/31/2019	39,530	9.67	to	8.83	367,324	1.71	1.25	to	1.80	0.46	to	(0.08)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2023	25,171	13.03	to	10.64	321,105	1.43	1.25	to	2.50	8.60	to	7.28
12/31/2022	42,267	12.00	to	9.92	494,771	1.18	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	61,100	14.34	to	12.00	856,839	1.01	1.25	to	2.50	4.44	to	3.16
12/31/2020	73,592	13.73	to	11.63	990,614	2.03	1.25	to	2.50	5.34	to	4.05
12/31/2019	48,895	13.04	to	11.18	623,898	1.94	1.25	to	2.50	9.86	to	8.52

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2023	71,139	$13.82	to	$10.64	$959,273	1.37%	1.25%	to	2.50%	16.17%	to	14.76%
12/31/2022	80,910	11.89	to	9.28	940,836	1.27	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	90,289	14.74	to	11.64	1,299,121	0.55	1.25	to	2.50	6.29	to	5.00
12/31/2020	98,872	13.87	to	11.08	1,348,570	1.84	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	104,482	14.34	to	11.60	1,479,483	1.69	1.25	to	2.50	9.98	to	8.64
TA BlackRock iShares Edge 40 Initial Class
12/31/2023	77,937	20.40	to	11.14	1,479,684	2.33	1.25	to	2.50	8.10	to	6.79
12/31/2022	82,261	18.87	to	10.43	1,444,563	1.90	1.25	to	2.50	(15.30)	to	(16.33)
12/31/2021	91,800	22.28	to	12.47	1,898,905	1.80	1.25	to	2.50	4.78	to	3.50
12/31/2020	120,025	21.26	to	12.04	2,420,867	2.44	1.25	to	2.50	8.29	to	6.97
12/31/2019	130,278	19.64	to	11.26	2,431,217	2.22	1.25	to	2.50	13.88	to	12.50
TA BlackRock iShares Edge 40 Service Class
12/31/2023	933	19.96	to	17.84	18,441	2.03	1.25	to	1.80	7.72	to	7.14
12/31/2022	956	18.53	to	16.65	17,551	1.54	1.25	to	1.80	(15.49)	to	(15.95)
12/31/2021	1,086	21.92	to	19.81	23,545	1.49	1.25	to	1.80	4.47	to	3.91
12/31/2020	1,369	20.98	to	19.06	28,378	2.03	1.25	to	1.80	8.10	to	7.52
12/31/2019	2,064	19.41	to	17.73	39,603	1.97	1.25	to	1.80	13.68	to	13.07
TA BlackRock Real Estate Securities Initial Class
12/31/2023	376,364	38.29	to	12.13	13,340,655	5.88	1.25	to	2.65	11.93	to	10.41
12/31/2022	435,449	34.21	to	10.98	13,781,102	3.39	1.25	to	2.65	(29.08)	to	(30.04)
12/31/2021	469,435	48.23	to	15.70	21,488,176	2.49	1.25	to	2.65	24.67	to	22.97
12/31/2020	556,617	38.69	to	12.77	20,535,744	12.39	1.25	to	2.65	(1.55)	to	(2.89)
12/31/2019	615,895	39.29	to	13.15	23,134,330	0.91	1.25	to	2.65	23.65	to	21.96
TA BlackRock Real Estate Securities Service Class
12/31/2023	12,144	30.18	to	26.97	356,072	5.31	1.25	to	1.80	11.75	to	11.15
12/31/2022	12,310	27.01	to	24.27	323,249	2.95	1.25	to	1.80	(29.27)	to	(29.65)
12/31/2021	12,791	38.18	to	34.50	475,354	2.12	1.25	to	1.80	24.30	to	23.63
12/31/2020	14,663	30.72	to	27.90	438,828	11.39	1.25	to	1.80	(1.74)	to	(2.27)
12/31/2019	15,487	31.26	to	28.55	472,348	0.60	1.25	to	1.80	23.34	to	22.68
TA BlackRock Tactical Allocation Service Class
12/31/2023	256,064	14.23	to	12.29	3,565,208	2.48	1.25	to	2.50	13.47	to	12.09
12/31/2022	280,399	12.54	to	10.97	3,447,225	3.50	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	320,542	15.16	to	13.42	4,764,439	2.50	1.25	to	2.50	6.30	to	5.01
12/31/2020	337,738	14.26	to	12.78	4,754,358	1.70	1.25	to	2.50	11.79	to	10.43
12/31/2019	352,235	12.76	to	11.57	4,451,472	2.24	1.25	to	2.50	15.61	to	14.20
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2023	242,232	15.86	to	11.59	3,694,221	1.53	1.25	to	2.50	11.81	to	10.45
12/31/2022	258,344	14.18	to	10.49	3,563,063	1.48	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	262,014	16.75	to	12.55	4,265,943	1.20	1.25	to	2.50	8.00	to	6.69
12/31/2020	357,295	15.51	to	11.76	5,397,256	2.09	1.25	to	2.50	2.90	to	1.65
12/31/2019	394,604	15.07	to	11.57	5,800,071	1.99	1.25	to	2.50	14.22	to	12.83
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2023	214,468	18.04	to	13.08	3,749,224	1.43	1.25	to	2.50	16.23	to	14.82
12/31/2022	227,520	15.52	to	11.39	3,431,151	1.39	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	243,484	18.39	to	13.66	4,345,213	0.91	1.25	to	2.50	12.64	to	11.26
12/31/2020	335,428	16.32	to	12.28	5,323,073	2.04	1.25	to	2.50	2.93	to	1.67
12/31/2019	414,709	15.86	to	12.08	6,421,406	1.74	1.25	to	2.50	17.94	to	16.50
TA International Focus Initial Class
12/31/2023	1,231,923	22.74	to	13.57	25,267,597	1.99	1.25	to	2.65	11.15	to	9.64
12/31/2022	1,316,013	20.46	to	12.37	24,252,930	3.01	1.25	to	2.65	(21.03)	to	(22.11)
12/31/2021	1,420,274	25.90	to	15.89	33,162,806	1.23	1.25	to	2.65	9.45	to	7.96
12/31/2020	1,774,600	23.67	to	14.71	38,258,844	2.27	1.25	to	2.65	19.40	to	17.78
12/31/2019	1,932,480	19.82	to	12.49	34,984,252	1.64	1.25	to	2.65	26.11	to	24.39

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA International Focus Service Class
12/31/2023	5,787	$30.59	to	$27.34	$174,726	1.77%	1.25%	to	1.80%	10.89%	to	10.29%
12/31/2022	5,945	27.59	to	24.79	161,999	2.73	1.25	to	1.80	(21.28)	to	(21.70)
12/31/2021	6,690	35.04	to	31.66	232,076	1.05	1.25	to	1.80	9.26	to	8.67
12/31/2020	6,812	32.07	to	29.13	216,329	1.89	1.25	to	1.80	19.10	to	18.45
12/31/2019	10,627	26.93	to	24.60	277,972	1.28	1.25	to	1.80	25.83	to	25.15
TA Janus Balanced Service Class
12/31/2023	4,202,376	2.06	to	1.82	8,577,999	1.16	1.25	to	2.50	13.60	to	12.22
12/31/2022	3,840,781	1.81	to	1.62	6,940,326	0.85	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	4,207,838	2.20	to	2.00	9,263,285	1.16	1.25	to	2.50	14.02	to	12.63
12/31/2020	4,339,639	1.93	to	1.77	8,385,678	1.55	1.25	to	2.50	12.90	to	11.53
12/31/2019	3,878,813	1.71	to	1.59	6,610,131	1.35	1.25	to	2.50	20.27	to	18.80
TA Janus Mid-Cap Growth Initial Class
12/31/2023	957,102	133.17	to	22.87	100,858,962	-	1.25	to	2.65	15.60	to	14.03
12/31/2022	1,040,837	115.20	to	20.05	94,218,556	-	1.25	to	2.65	(17.74)	to	(18.86)
12/31/2021	1,155,905	140.04	to	24.72	126,292,389	0.27	1.25	to	2.65	15.85	to	14.27
12/31/2020	1,336,474	120.88	to	21.63	123,832,010	0.23	1.25	to	2.65	17.73	to	16.13
12/31/2019	1,460,824	102.68	to	18.63	115,385,380	0.07	1.25	to	2.65	35.02	to	33.18
TA Janus Mid-Cap Growth Service Class
12/31/2023	13,250	49.60	to	44.33	640,964	-	1.25	to	1.80	15.36	to	14.74
12/31/2022	13,361	43.00	to	38.64	560,934	-	1.25	to	1.80	(17.96)	to	(18.40)
12/31/2021	14,939	52.41	to	47.35	766,113	0.10	1.25	to	1.80	15.55	to	14.92
12/31/2020	16,673	45.36	to	41.20	740,653	0.04	1.25	to	1.80	17.46	to	16.83
12/31/2019	17,924	38.61	to	35.27	677,798	-	1.25	to	1.80	34.65	to	33.92
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	1,337,218	20.57	to	12.03	24,943,642	2.26	1.25	to	2.50	5.73	to	4.45
12/31/2022	1,437,360	19.46	to	11.52	25,611,709	5.48	1.25	to	2.50	(16.40)	to	(17.42)
12/31/2021	1,728,080	23.27	to	13.95	37,000,477	2.39	1.25	to	2.50	4.59	to	3.32
12/31/2020	2,097,319	22.25	to	13.50	43,622,052	2.52	1.25	to	2.50	10.10	to	8.75
12/31/2019	2,260,800	20.21	to	12.42	43,042,877	2.62	1.25	to	2.50	12.50	to	11.12
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2023	28,212	20.75	to	18.55	570,606	1.95	1.25	to	1.80	5.51	to	4.95
12/31/2022	32,722	19.67	to	17.68	628,870	5.25	1.25	to	1.80	(16.65)	to	(17.10)
12/31/2021	35,929	23.60	to	21.32	826,217	2.12	1.25	to	1.80	4.32	to	3.76
12/31/2020	43,140	22.62	to	20.55	946,360	2.30	1.25	to	1.80	9.87	to	9.28
12/31/2019	47,595	20.59	to	18.80	952,671	2.24	1.25	to	1.80	12.15	to	11.54
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	2,058,299	33.16	to	28.61	64,866,386	1.72	1.25	to	2.65	18.86	to	17.24
12/31/2022	2,254,405	27.90	to	24.40	59,896,975	5.95	1.25	to	2.65	(23.52)	to	(24.56)
12/31/2021	2,424,950	36.48	to	32.35	84,348,292	1.68	1.25	to	2.65	18.16	to	16.55
12/31/2020	2,962,522	30.88	to	27.76	87,321,817	1.69	1.25	to	2.65	23.20	to	21.52
12/31/2019	3,220,218	25.06	to	22.84	77,881,169	1.73	1.25	to	2.65	24.50	to	22.80
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2023	69,474	37.71	to	33.70	2,560,162	1.49	1.25	to	1.80	18.53	to	17.89
12/31/2022	72,162	31.81	to	28.59	2,245,310	5.76	1.25	to	1.80	(23.69)	to	(24.10)
12/31/2021	74,959	41.69	to	37.66	3,062,339	1.45	1.25	to	1.80	17.88	to	17.24
12/31/2020	82,629	35.37	to	32.13	2,868,947	1.48	1.25	to	1.80	22.82	to	22.16
12/31/2019	87,294	28.79	to	26.30	2,472,000	1.47	1.25	to	1.80	24.31	to	23.64
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023	2,643,936	23.99	to	13.05	58,850,534	2.07	1.25	to	2.50	7.76	to	6.45
12/31/2022	2,953,741	22.26	to	12.26	61,555,853	5.25	1.25	to	2.50	(17.11)	to	(18.12)
12/31/2021	3,272,556	26.85	to	14.97	82,542,081	1.92	1.25	to	2.50	7.83	to	6.52
12/31/2020	3,872,601	24.90	to	14.05	90,990,755	2.17	1.25	to	2.50	11.21	to	9.86
12/31/2019	4,279,917	22.39	to	12.79	91,445,896	2.17	1.25	to	2.50	14.98	to	13.58

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2023	56,537	$25.07	to	$22.40	$1,396,042	1.86%	1.25%	to	1.80%	7.52%	to	6.94%
12/31/2022	57,013	23.31	to	20.95	1,307,299	4.82	1.25	to	1.80	(17.28)	to	(17.73)
12/31/2021	70,434	28.18	to	25.46	1,954,307	1.70	1.25	to	1.80	7.59	to	7.01
12/31/2020	72,002	26.20	to	23.80	1,858,594	1.89	1.25	to	1.80	10.89	to	10.29
12/31/2019	87,976	23.62	to	21.58	2,041,452	1.94	1.25	to	1.80	14.74	to	14.12
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023	3,709,976	27.65	to	13.59	94,483,553	1.98	1.25	to	2.50	10.83	to	9.49
12/31/2022	4,124,986	24.95	to	12.41	95,027,685	5.35	1.25	to	2.50	(18.37)	to	(19.37)
12/31/2021	4,673,601	30.57	to	15.39	132,061,508	2.16	1.25	to	2.50	12.54	to	11.17
12/31/2020	5,546,435	27.16	to	13.85	142,613,031	2.05	1.25	to	2.50	13.65	to	12.26
12/31/2019	5,916,260	23.90	to	12.33	134,913,208	2.19	1.25	to	2.50	18.53	to	17.08
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2023	101,493	30.02	to	26.83	2,971,215	1.72	1.25	to	1.80	10.55	to	9.96
12/31/2022	113,386	27.16	to	24.40	2,995,343	5.12	1.25	to	1.80	(18.55)	to	(18.98)
12/31/2021	126,282	33.34	to	30.12	4,129,584	1.97	1.25	to	1.80	12.30	to	11.69
12/31/2020	130,290	29.69	to	26.97	3,798,076	1.83	1.25	to	1.80	13.25	to	12.64
12/31/2019	137,204	26.21	to	23.94	3,533,941	1.95	1.25	to	1.80	18.31	to	17.67
TA JPMorgan Enhanced Index Initial Class
12/31/2023	916,875	49.95	to	20.23	43,504,327	0.82	1.25	to	2.50	26.09	to	24.56
12/31/2022	912,969	39.61	to	16.24	34,387,107	0.68	1.25	to	2.50	(19.36)	to	(20.34)
12/31/2021	944,397	49.12	to	20.39	44,116,173	0.81	1.25	to	2.50	28.51	to	26.95
12/31/2020	795,940	38.22	to	16.06	28,947,917	1.47	1.25	to	2.50	18.68	to	17.23
12/31/2019	801,581	32.21	to	13.70	24,621,533	1.19	1.25	to	2.50	29.42	to	27.84
TA JPMorgan Enhanced Index Service Class
12/31/2023	1,518	56.07	to	50.11	84,645	0.59	1.25	to	1.80	25.82	to	25.14
12/31/2022	1,547	44.56	to	40.04	68,562	0.37	1.25	to	1.80	(19.55)	to	(19.98)
12/31/2021	2,055	55.39	to	50.04	113,347	0.61	1.25	to	1.80	28.19	to	27.49
12/31/2020	1,654	43.21	to	39.25	71,043	1.20	1.25	to	1.80	18.38	to	17.74
12/31/2019	3,092	36.50	to	33.34	111,306	0.94	1.25	to	1.80	29.08	to	28.38
TA JPMorgan International Moderate Growth Initial Class
12/31/2023	125,482	13.98	to	12.08	1,696,768	1.60	1.25	to	2.50	7.82	to	6.51
12/31/2022	144,158	12.96	to	11.34	1,809,935	4.91	1.25	to	2.50	(18.30)	to	(19.30)
12/31/2021	168,981	15.87	to	14.05	2,601,091	1.51	1.25	to	2.50	7.90	to	6.59
12/31/2020	193,411	14.70	to	13.18	2,766,986	2.71	1.25	to	2.50	13.48	to	12.10
12/31/2019	218,632	12.96	to	11.76	2,776,736	2.29	1.25	to	2.50	16.32	to	14.90
TA JPMorgan International Moderate Growth Service Class
12/31/2023	1,732	13.36	to	12.14	22,827	1.36	1.25	to	1.80	7.36	to	6.78
12/31/2022	1,670	12.45	to	11.37	20,510	4.92	1.25	to	1.80	(18.44)	to	(18.88)
12/31/2021	1,625	15.26	to	14.02	24,482	1.32	1.25	to	1.80	7.66	to	7.08
12/31/2020	1,569	14.17	to	13.09	21,942	2.54	1.25	to	1.80	13.13	to	12.52
12/31/2019	1,606	12.53	to	11.63	19,876	2.08	1.25	to	1.80	16.16	to	15.53
TA JPMorgan Mid Cap Value Initial Class
12/31/2023	154,494	54.07	to	13.78	7,503,697	1.49	1.25	to	2.50	9.44	to	8.11
12/31/2022	168,860	49.40	to	12.75	7,510,472	0.81	1.25	to	2.50	(9.36)	to	(10.47)
12/31/2021	192,915	54.50	to	14.24	9,304,816	0.77	1.25	to	2.50	27.60	to	26.04
12/31/2020	277,433	42.71	to	11.29	10,737,644	1.28	1.25	to	2.50	0.10	to	(1.12)
12/31/2019	307,965	42.67	to	11.42	11,944,504	1.37	1.25	to	2.50	24.65	to	23.13
TA JPMorgan Mid Cap Value Service Class
12/31/2023	1,998	51.32	to	45.87	101,642	1.26	1.25	to	1.80	9.21	to	8.62
12/31/2022	2,000	46.99	to	42.23	93,169	0.56	1.25	to	1.80	(9.56)	to	(10.04)
12/31/2021	2,001	51.96	to	46.94	103,123	0.60	1.25	to	1.80	27.26	to	26.57
12/31/2020	2,002	40.83	to	37.09	81,118	1.04	1.25	to	1.80	(0.21)	to	(0.75)
12/31/2019	2,004	40.91	to	37.37	81,393	1.17	1.25	to	1.80	24.44	to	23.77

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Tactical Allocation Initial Class
12/31/2023	565,736	$42.77	to	$11.37	$20,254,161	1.93%	1.25%	to	2.65%	7.56%	to	6.10%
12/31/2022	625,233	39.77	to	10.72	20,956,401	1.92	1.25	to	2.65	(15.86)	to	(17.00)
12/31/2021	703,257	47.26	to	12.92	28,298,506	1.83	1.25	to	2.65	3.61	to	2.20
12/31/2020	802,175	45.61	to	12.64	31,300,111	2.40	1.25	to	2.65	10.98	to	9.46
12/31/2019	847,076	41.10	to	11.55	30,567,060	2.42	1.25	to	2.65	10.79	to	9.28
TA JPMorgan Tactical Allocation Service Class
12/31/2023	15,349	17.58	to	15.71	267,399	1.54	1.25	to	1.80	7.23	to	6.65
12/31/2022	15,287	16.40	to	14.73	248,327	1.52	1.25	to	1.80	(16.07)	to	(16.53)
12/31/2021	19,088	19.54	to	17.65	368,685	1.49	1.25	to	1.80	3.34	to	2.78
12/31/2020	21,001	18.91	to	17.17	391,912	2.04	1.25	to	1.80	10.72	to	10.12
12/31/2019	23,373	17.08	to	15.59	393,894	2.08	1.25	to	1.80	10.53	to	9.93
TA Multi-Managed Balanced Initial Class
12/31/2023	2,560,392	38.92	to	19.02	95,694,927	1.58	1.25	to	2.65	17.27	to	15.67
12/31/2022	2,777,325	33.19	to	16.44	88,702,148	1.18	1.25	to	2.65	(17.31)	to	(18.44)
12/31/2021	3,028,888	40.14	to	20.16	117,450,085	1.14	1.25	to	2.65	15.59	to	14.02
12/31/2020	3,602,792	34.73	to	17.68	120,980,866	1.58	1.25	to	2.65	14.47	to	12.91
12/31/2019	3,824,424	30.34	to	15.66	112,863,733	1.65	1.25	to	2.65	20.27	to	18.63
TA Multi-Managed Balanced Service Class
12/31/2023	14,652	38.51	to	34.42	545,128	1.31	1.25	to	1.80	16.98	to	16.35
12/31/2022	16,340	32.92	to	29.58	522,081	0.91	1.25	to	1.80	(17.52)	to	(17.96)
12/31/2021	18,007	39.91	to	36.06	699,255	0.95	1.25	to	1.80	15.35	to	14.73
12/31/2020	18,549	34.60	to	31.43	625,648	1.43	1.25	to	1.80	14.18	to	13.56
12/31/2019	19,115	30.31	to	27.68	569,250	1.46	1.25	to	1.80	20.00	to	19.35
TA PIMCO Tactical - Balanced Service Class
12/31/2023	666,754	1.29	to	1.12	840,988	1.03	1.25	to	2.50	9.29	to	7.96
12/31/2022	657,954	1.18	to	1.04	765,354	0.55	1.25	to	2.50	(20.65)	to	(21.61)
12/31/2021	726,003	1.48	to	1.33	1,065,200	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	1,756,855	1.41	to	1.28	2,449,824	3.57	1.25	to	2.50	7.51	to	6.20
12/31/2019	1,075,360	1.31	to	1.20	1,399,630	0.16	1.25	to	2.50	18.20	to	16.76
TA PIMCO Tactical - Conservative Service Class
12/31/2023	887,258	1.19	to	10.50	1,151,631	1.23	1.25	to	2.50	5.92	to	4.63
12/31/2022	1,165,147	1.13	to	10.04	1,341,841	1.05	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	1,216,239	1.38	to	12.44	1,737,799	1.11	1.25	to	2.50	2.92	to	1.67
12/31/2020	1,061,716	1.34	to	12.24	1,493,399	1.50	1.25	to	2.50	8.54	to	7.21
12/31/2019	1,413,528	1.24	to	11.41	1,767,627	0.10	1.25	to	2.50	16.11	to	14.70
TA PIMCO Tactical - Growth Service Class
12/31/2023	563,557	1.37	to	12.00	908,623	0.90	1.25	to	2.50	12.54	to	11.17
12/31/2022	646,368	1.22	to	10.80	919,978	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	697,547	1.50	to	13.50	1,042,010	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	975,215	1.39	to	12.67	1,358,933	2.49	1.25	to	2.50	7.74	to	6.43
12/31/2019	343,250	1.29	to	11.91	461,521	-	1.25	to	2.50	20.05	to	18.59
TA Small/Mid Cap Value Initial Class
12/31/2023	1,238,829	54.14	to	48.70	63,564,439	1.04	1.25	to	2.65	11.01	to	9.50
12/31/2022	1,355,356	48.77	to	44.47	63,014,737	0.59	1.25	to	2.65	(9.44)	to	(10.67)
12/31/2021	1,499,037	53.86	to	49.79	76,732,308	0.65	1.25	to	2.65	26.54	to	24.82
12/31/2020	1,787,916	42.56	to	39.89	73,177,666	1.18	1.25	to	2.65	2.76	to	1.35
12/31/2019	1,918,647	41.42	to	39.36	76,798,395	0.97	1.25	to	2.65	23.73	to	22.05
TA Small/Mid Cap Value Service Class
12/31/2023	26,589	53.60	to	48.17	1,397,764	0.82	1.25	to	1.80	10.77	to	10.17
12/31/2022	27,489	48.39	to	43.73	1,305,925	0.34	1.25	to	1.80	(9.66)	to	(10.14)
12/31/2021	30,695	53.56	to	48.66	1,611,365	0.49	1.25	to	1.80	26.24	to	25.56
12/31/2020	34,514	42.43	to	38.76	1,436,695	1.00	1.25	to	1.80	2.46	to	1.91
12/31/2019	37,173	41.41	to	38.03	1,511,111	0.75	1.25	to	1.80	23.40	to	22.73

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA T. Rowe Price Small Cap Initial Class
12/31/2023	563,206	$56.90	to	$48.87	$ 28,277,475	-%	1.25%	to	2.65%	19.71%	to	18.08%
12/31/2022	637,573	47.53	to	41.39	26,707,252	-	1.25	to	2.65	(23.34)	to	(24.39)
12/31/2021	712,969	62.01	to	54.74	38,813,797	-	1.25	to	2.65	10.00	to	8.50
12/31/2020	846,616	56.37	to	50.45	42,239,421	-	1.25	to	2.65	22.04	to	20.37
12/31/2019	927,098	46.19	to	41.91	37,820,408	-	1.25	to	2.65	31.13	to	29.34
TA T. Rowe Price Small Cap Service Class
12/31/2023	5,975	65.51	to	58.55	375,469	-	1.25	to	1.80	19.39	to	18.75
12/31/2022	6,028	54.87	to	49.31	317,954	-	1.25	to	1.80	(23.55)	to	(23.97)
12/31/2021	6,012	71.78	to	64.85	415,578	-	1.25	to	1.80	9.71	to	9.12
12/31/2020	6,283	65.43	to	59.43	396,821	-	1.25	to	1.80	21.78	to	21.12
12/31/2019	7,372	53.73	to	49.07	381,902	-	1.25	to	1.80	30.76	to	30.05
TA WMC US Growth Initial Class
12/31/2023	8,278,128	62.23	to	53.69	502,270,864	0.04	1.25	to	2.65	40.33	to	38.43
12/31/2022	8,111,745	44.35	to	38.79	352,306,618	-	1.25	to	2.65	(32.19)	to	(33.12)
12/31/2021	8,876,620	65.40	to	57.99	568,800,625	0.08	1.25	to	2.65	19.18	to	17.55
12/31/2020	10,154,617	54.88	to	49.34	546,374,213	0.11	1.25	to	2.65	35.60	to	33.76
12/31/2019	11,230,271	40.47	to	36.88	446,343,734	0.13	1.25	to	2.65	38.32	to	36.43
TA WMC US Growth Service Class
12/31/2023	39,768	65.26	to	58.33	2,530,125	-	1.25	to	1.80	39.98	to	39.22
12/31/2022	37,035	46.62	to	41.90	1,689,854	-	1.25	to	1.80	(32.36)	to	(32.73)
12/31/2021	41,566	68.93	to	62.28	2,801,149	-	1.25	to	1.80	18.89	to	18.24
12/31/2020	46,644	57.98	to	52.67	2,646,148	-	1.25	to	1.80	35.25	to	34.52
12/31/2019	48,057	42.87	to	39.15	2,020,593	-	1.25	to	1.80	37.95	to	37.21

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate ranging from 0% to 0.40% of the daily net assets value of each subaccount for administrative expenses. TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.85% to 2.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.